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[LOGO] SB
       MF
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                                  Smith Barney
                                 Municipal Money
                                   Market Fund
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                                                                          Annual

                                                                          Report

                                                                  March 31, 2000

                             [LOGO] SB Smith Barney
                                    MF Mutual Funds

            Not FDIC Insured o Not Bank Guaranteed o May Lose Value
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

Smith Barney                      [PHOTO]               [PHOTO]
Municipal
Money Market                      HEATH B.              JOSEPH P.
Fund, Inc.                        MCLENDON              DEANE
                                  Chairman              Vice President

Dear Shareholder:

We are pleased to provide you with the annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the year ended March 31, 2000. For your convenience, we have summarized the year's prevailing economic and market conditions and outlined our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

                                                                  [PHOTO]

                                                                  JOSEPH
                                                                  BENEVENTO
                                                                  Vice President

Performance Update

The Fund seeks to provide investors with income exempt from federal income tax by investing in a portfolio of high-quality, short-term, municipal obligations selected for liquidity and stability of principal. (Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT").)

As of March 31, 2000, the Fund's 7-day current yield was 3.16%. The Fund's 7-day effective yield -- which reflects compounding -- was 3.21%.

Please note that your investment in the Fund is neither insured, nor guaranteed, by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Market and Economic Overview & Outlook

As low unemployment and strong consumer confidence may likely continue to support demand for goods and services, we think the U.S. economy should remain stable this year. Additionally, we think that the Federal Reserve Board ("Fed") has struck a good balance between strong economic growth and an "acceptable" rate of inflation during the reporting period.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 1

Regarding further Fed tightenings, we believe that such future monetary policy moves would not be detrimental to the bond market, particularly as the U.S. Treasury continues to pay down debt and inflation remains moderate. It is our belief that any further Fed policy actions have already been comfortably priced into the bond market.

We also think the good news is that the economy's "soft landing" is likely to be at a higher annual growth rate than was previously thought possible due to the possible emergence of a "New Economy," where technological advances can spur economic growth without inflationary pressures because of higher labor productivity.

In our judgment, a number of factors bode well for the municipal market. The new issue market is expected to shrink this year, boosting demand for outstanding bonds and enhancing interest for the roughly $175 billion of new municipals expected in 2000. Positive fiscal trends are another big plus. During past economic downturns, some municipal issuers facing declining tax receipts and were hard-pressed to repay their bond obligations. Today, many state and local governments have budget surpluses.

We believe these surpluses indicate that investors may feel more comfortable holding municipal bonds, even in a downturn. Lastly, the recent narrowing of spreads in the taxable fixed-income market has made some income alternatives less attractive. All of these trends help to explain why we remain optimistic about the long-term prospects for the municipal bond market.

Tax-Exempt Money Market Overview and Outlook

The U.S. economic expansion is now in its 108th month, setting a record for longevity. The past year has brought continued strong growth and higher labor productivity while inflation, with the exception of crude oil prices, has remained largely subdued. In an effort to keep the economy from overheating and inflation from accelerating, the Fed's policy makers raised the overnight bank lending rate one quarter of a percentage point to 6.00%.(1) This move was the fifth in a series of quarter point moves that are aimed at slowing consumer spending and therefore possibly containing the threat of inflation.

The effects of higher rates on the short-term municipal market have been somewhat muted by the reality of lower supply. State and local governments have enjoyed the benefits of increased tax collections and solid fiscal positions, and that in turn, has resulted less need for short-term cash flow borrowing. Along with decreased issuance, many large issuers have shifted their supply away from one-year municipal note financing to tax-exempt commercial paper programs.

----------
(1) On May 16, 2000, after this letter was written, the Fed raised interest rates by 0.50% to 6.50%.


--------------------------------------------------------------------------------
2                                             2000 Annual Report to Shareholders

Tax-exempt commercial paper enables the issuer to have greater flexibility to change the amount of debt outstanding and the range of maturities throughout the year. We think this type of financing also gives the Fund somewhat more flexibility in achieving its average maturity targets. We believe the trend is also heading toward increased Variable Rate Demand Obligation issuance
(VRDO).(2) As a function of less supply, this segment of the market has been trading at levels that are rich on an historical basis to its taxable counterparts and longer municipal debt. For this reason we believe, this segment of the market has become an attractive option to municipal debt issuers, and is where most of the growth in supply has taken place.

Investment Strategy

During the reporting period, in expectation of increasing rates, we have shortened our average maturity target to a 35- to 40-day range. In addition we have positioned the Fund with an increased variable rate position which will help the Fund to contend with seasonal redemptions that normally occur during April's tax season.

In closing, thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                                  /s/ Joseph P. Deane

Heath B. McLendon                                      Joseph P. Deane
Chairman                                               Vice President


/s/ Joseph Benevento

Joseph Benevento
Vice President

April 18, 2000

----------
(2) VRDO's are demand instruments that usually have an indicated maturity of more than one year, but they contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new rates on set dates and are generally supported by letters of credit issued by domestic or foreign banks.


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Smith Barney Municipal Money Market Fund, Inc.                                 3

--------------------------------------------------------------------------------
Schedule of Investments                                           March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Alabama -- 1.6%
  $13,300,000      VMIG 1*     Alabama Public School & College
                                  3.98% VRDO FSA Insured PART (b)                                             $ 13,300,000
    2,000,000      NR+         Auburn Alabama IDB (Donaldson Co.) 4.15% VRDO (b)                                 2,000,000
    5,935,000      NR+         Boaz IDB (Parker Hannifen Corp.) 3.95% VRDO                                       5,935,000
      800,000      NR+         Cullman IDR (Pressac Project) 4.05% VRDO                                            800,000
    6,000,000      A-1+        Decatur IDR (NEO Industries) Series 98 4.05% VRDO (b)                             6,000,000
    3,175,000      A-1+        Demopolis IDR (Mclain Inc. Project) 4.00% VRDO (b)                                3,175,000
   21,200,000      VMIG 1*     Homewood Alabama EDL Building Authority
                                  AMBAC-Insured 3.85% VRDO (b)                                                  21,200,000
   20,000,000      A-1 +       Jefferson Alabama GO Warrents 3.91% VRDO (b)                                     20,000,000
   10,000,000      A-1 +       Mobile Alabama Infirmary Associates Series 98 A
                                  4.00% due 7/26/00 (c)                                                         10,000,000
   12,000,000      A-1+        Mobile Alabama Infirmary Health Series 98 A
                                  4.00% due 6/9/00 (c)                                                          12,000,000
   10,000,000      A-1 +       Montgomery Alabama Solid Waste General Electric
                                  3.80% due 4/7/00 (c)                                                          10,000,000
    8,000,000      A-1         Montgomery BMC Special Care Facilities Authority Revenue
                                  (VHA Alabama Inc. Cap) AMBAC-Insured 3.95% VRDO                                8,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               112,410,000
-----------------------------------------------------------------------------------------------------------------------------
Alaska -- 0.5%
   26,000,000      A-1+        Alaska HFA CTFS Series 99B 4.01% VRDO PART                                       26,000,000
    9,500,000      A-1+        Valdez Alaska Marine Term (Exxon Pipeline Co. Project)
                                  3.95% VRDO (b)                                                                 9,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                35,500,000
-----------------------------------------------------------------------------------------------------------------------------
Arizona -- 0.7%
                               Apache County IDR PCR Tucson Electric Power Co.:
    1,800,000      A-1+          IDR Series 83B 3.90% VRDO                                                       1,800,000
    7,200,000      VMIG 1*       PCR Series 83A 3.90% VRDO                                                       7,200,000
    8,600,000      VMIG 1*     Arizona Educational Loan Marketing Corp. Educational
                                  Loan Review 4.00% VRDO (b)                                                     8,600,000
    7,775,000      VMIG 1*     Chandler Arizona IDA IDR SMP II Limited Partnership
                                  3.97% VRDO                                                                     7,775,000
    4,900,000      P-1         Maricopa Arizona PCR Public Service 3.85% VRDO                                    4,900,000
                               Pima County IDA:
    9,000,000      VMIG 1*       IDR Tucson Electric  Power Series A 3.90% VRDO                                  9,000,000
   10,055,000      A-1+          Single Family Mortgage GNMA PART
                                    4.01% due 4/6/00 (b)                                                        10,055,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                49,330,000
-----------------------------------------------------------------------------------------------------------------------------
Arkansas -- 0.7%
    2,650,000      NR+         Atkins IDR (Green Bay Foods Project) 4.05% VRDO (b)                               2,650,000
    3,300,000      VMIG 1*     Fayetteville IDR (Amcast Industrial Corp.) 4.00% VRDO (b)                         3,300,000
                               Pine Bluff IDR:
    4,900,000      A-1+          Camden Project 3.90% VRDO (b)                                                   4,900,000
    7,000,000      NR+           Greenfield Inc. Project 4.05% VRDO (b)                                          7,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
4                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Arkansas -- 0.7% (continued)
$   4,650,000      A-1+        Saline County Arkansas PCR Alcoa Inc. Project
                                  3.25% due 5/17/00 (c)                                                        $ 4,650,000
    6,000,000      VMIG 1*     Searcy Arkansas IDR Kohler County Project
                                  4.05% VRDO (b)                                                                 6,000,000
    2,750,000      NR+         Sheridan IDR (Kohler Project) Series 85 3.95% VRDO                                2,750,000
   14,500,000      VMIG 1*     Union County Arkansas Solid Waste Disposal
                                  (Tin Fiber Project) Series 97B 3.95% VRDO (b)                                 14,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                45,750,000
-----------------------------------------------------------------------------------------------------------------------------
California -- 0.3%
   24,000,000      VMIG 1*     California Higher Education Loan Authority Inc. Revenue,
                                 Series 94 3.20% due 6/1/00 (b)(c)                                              24,000,000
-----------------------------------------------------------------------------------------------------------------------------
Colorado -- 1.9%
    5,700,000      P-1         Colorado HFA (Celestial Seasoning) 3.85% VRDO (b)                                 5,700,000
                               Colorado HFA MFH:
   10,000,000      A-1+          Bethesda Living Centers Project 3.95% VRDO                                     10,000,000
    7,640,000      A-1+          Central Park Series 96C FNMA 3.95% VRDO                                         7,640,000
    4,270,000      A-1+          Greenwood Point Series 96D FNMA 3.95% VRDO                                      4,270,000
    7,870,000      A-1+          Hamptons Series 96G FNMA 3.95% VRDO                                             7,870,000
    5,100,000      A-1+          Huntersridge Series 96E FNMA  3.95%VRDO                                         5,100,000
    4,380,000      NR+         Colorado Postsecondary EFA Revenue (Regis Jesuit
                                  High School Project) 4.00% VRDO                                                4,380,000
                               Colorado Student Loan Authority AMBAC-Insured:
    4,200,000      VMIG 1*       Series 89A 3.95% VRDO (b)                                                       4,200,000
   12,000,000      VMIG 1*       Series 90A 3.95% VRDO (b)                                                      12,000,000
   10,950,000      VMIG 1*       Series 99A-1 3.90%VRDO                                                         10,950,000
    7,500,000      VMIG 1*       Series 99A-3 3.95% VRDO (b)                                                     7,500,000
                               Denver City & County Airport Revenue:
    7,000,000      A-1+          MBIA-Insured PART 3.98%VRDO                                                     7,000,000
   10,000,000      A-1+          Series 97A 4.05% due 6/15/00 (c)                                               10,000,000
    4,000,000      A-1+        Eagle Ranch Met Dist CO Series A 3.95% VRDO (b)                                   4,000,000
   18,000,000      A-1         Garfield Colorado Valley View Hospital 3.96% VRDO                                18,000,000
   11,200,000      NR+         Lakewood Colorado MFH Housing 4.10% VRDO                                         11,200,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               129,810,000
-----------------------------------------------------------------------------------------------------------------------------
Delaware -- 1.1%
   19,400,000      A-1+        Delaware Health Facilities Authority Catholic Health
                                  Care Series B 3.95% VRDO                                                      19,400,000
   49,400,000      A-1+        Delaware State Economic Development Authority,
                                  Clean Power Project Series C 3.99% VRDO (b)                                   49,400,000
    5,420,000      A-1         New Castle County EDA Refunding (Henderson
                                  McGuire Project) 3.90% VRDO                                                    5,420,000
    2,675,000      VMIG 1*     New Castle Delaware PCR (General Motor Corp.)
                                  3.80% VRDO                                                                     2,675,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                76,895,000
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 5

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
District of Columbia -- 0.9%
                               District of Columbia:
$   2,100,000      A-1+          Series B1 3.90% VRDO                                                          $ 2,100,000
    8,900,000      A-1+          Series B3 3.90% VRDO                                                            8,900,000
    7,145,000      NR+         District of Columbia American Society Microbiology
                                  Series 99A 3.90% VRDO                                                          7,145,000
    7,830,000      VMIG 1*     District of Columbia HFA (Carmel Series) A 4.02% VRDO                             7,830,000
    4,500,000      A-1+        District of Columbia National Academy of Science
                                  Series 99B MBIA-Insured 3.85% due 4/20/00 (c)                                  4,500,000
    2,100,000      VMIG 1*     District of Columbia National Red Cross
                                  3.70% due 4/13/00 (c)                                                          2,100,000
   12,585,000      VMIG 1*     District of Columbia Revenue American Health Association
                                  3.90% VRDO                                                                    12,585,000
    6,980,000      A-1+        Macon Pooled Variable Rate  PART MBIA-Insured
                                  4.16% VRDO                                                                     6,980,000
    9,500,000      A-1+        Washington D.C. Airport Authority 4.05% due 6/6/00 TECP                           9,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                61,640,000
-----------------------------------------------------------------------------------------------------------------------------
Florida -- 4.7%
   10,000,000      VMIG 1*     Dade County (FL Water & Sewer) PART FGIC-Isured
                                  4.01% VRDO                                                                    10,000,000
    5,300,000      VMIG 1*     Dade County (FL Power & Light) 3.95% VRDO                                         5,300,000
    3,500,000      NR+         Dade County IDR Dolphins Stadium 3.85% VRDO                                       3,500,000
                               Florida Capital Projects Finance Authority Revenue
                                  (Capital Projects Loan Program) Series 97A:
    5,000,000      A-1+            Florida Hospital Association FSD-Insured
                                      3.90% VRDO                                                                 5,000,000
   22,615,000      A-1+            FSA-Insured 3.90% VRDO                                                       22,615,000
    5,460,000      A-1+        Florida HFA FHA-Insued PART Series 96 4.01% VRDO (b)                              5,460,000
                               Florida Local Government Community Pooled Project A:
    4,152,000      P-1           3.80% due 4/6/00 (c)                                                            4,152,000
    3,770,000      P-1           4.00% due 6/8/00 (c)                                                            3,770,000
    2,370,000      P-1           4.05% due 6/13/00 (c)                                                           2,370,000
                               Florida Municipal Power Series A:
   25,000,000      P-1           3.60% due 5/5/00 (c)                                                           25,000,000
    4,300,000      P-1           3.85% due 4/30/00 (c)                                                           4,300,000
    3,045,000      AAA         Greater Orlando Aviation Authority Orlando Florida Airport
                                  FGIC-Insured 3.90% due 10/1/00                                                 3,061,216
   50,000,000      VMIG 1*     Gulf Breeze Florida Heritage Healthcare Project
                                  4.00% VRDO                                                                    50,000,000
    5,235,000      VMIG 1*     Hillsborough County CAP IMP FGIC-Insured PART
                                  3.98% VRDO                                                                     5,235,000
    5,000,000      A-1         Hillsborough County (Petroleum Packers) 4.15% VRDO (b)                            5,000,000
   70,700,000      A-1+        Jacksonville Florida Electric 3.45% due 4/12/00                                  70,700,000
    9,750,000      VMIG 1*     Jacksonville PCR Florida Power & Light
                                  4.05% due 6/9/00 (c)                                                           9,750,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
6                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Florida -- 4.7% (continued)
                               Lee County Florida IDA Health Care:
$   2,000,000      A-1+          Hope Hospice Project 4.05% VRDO                                              $  2,000,000
    1,300,000      A-1+          Shell Point Project Series 99B 3.90% VRDO                                       1,300,000
    3,000,000      NR+         Manatee County IDR (Avon Cabinet Corp.) 4.15% VRDO (b)                            3,000,000
    5,000,000      VMIG 1*     Martin County Florida PCR (Florida Power and Light)
                                  3.90% VRDO                                                                     5,000,000
    7,800,000      NR+         Miami Dade IDA IDR (Lawson Industrials Inc.)
                                  3.95% VRDO (b)                                                                 7,800,000
                               Miami Dade Florida School:
    5,700,000      MIG 1*        4.00% due 6/28/00                                                               5,701,061
   16,650,000      MIG 1*        4.00% due 11/15/00                                                             16,667,921
    7,700,000      A-1 +       Orange County Florida Health Facilities Authority
                                  Adventist Health Systems 3.95% VRDO                                            7,700,000
    2,200,000      VMIG 1*     Pasco County HFA Multi-Family Revenue (Carlton
                                  Arms Magnolia) 4.02% VRDO                                                      2,200,000
    2,350,000      NR+         Pinellas County Industrial Council IDR (Molex
                                  EXT Inc. Project) 4.05%VRDO (b)                                                2,350,000
    5,000,000      A-1+        Polk IDA (Farmland Hydro LLP) Series 99
                                  4.00% VRDO (b)                                                                 5,000,000
                               St. Lucie County Florida Power & Light:
   15,200,000      VMIG 1*       3.90% VRDO                                                                     15,200,000
    3,000,000      VMIG 1*       Project A - 4.05% due 8/10/00 (c)                                               3,000,000
    5,775,000      VMIG 1*       Project B - 4.05% due 8/10/00 (c)                                               5,775,000
    9,745,000      NR+         Sunshine State Government Financing Community
                                  Series A 4.00% due 6/16/00                                                     9,745,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               327,652,198
-----------------------------------------------------------------------------------------------------------------------------
Georgia -- 4.1%
                               Burke County Georgia PCR:
                                 Georgia Power Co.:
  13,900,000       VMIG 1*         3.70% due 5/1/00                                                             13,900,000
  16,070,000       VMIG 1*         3.95% VRDO                                                                   16,070,000
   5,100,000       VMIG 1*         4.10% VRDO                                                                    5,100,000
   5,000,000       VMIG 1*         Series 5 4.05% VRDO                                                           5,000,000
                                 Oglethrope Power Corp.:
   9,600,000       VMIG 1*         4.05% due 8/8/00                                                              9,600,000
   4,290,000       VMIG 1*         Series B 3.31% VRDO                                                           4,290,000
    2,400,000      NR+         Carrollton IDR (Holox Limited Project) 4.05% VRDO (b)                             2,400,000
    3,400,000      NR+         Clayton County IDR (Mcilrath Corp.) Project 4.00% VRDO                            3,400,000
      200,000      A-1         Cobb County Georgia Water 4.60% due 7/1/00 (c)                                      200,251
    1,100,000      NR+         Cobb County IDR (RLR Industries Inc. Project)
                                  4.05% VRDO (b)                                                                 1,100,000
    4,055,000      A-1+        Cobb County Multi-Family Housing Williamstown
                                  Apartment Project  Series 89 4.05% VRDO (b)                                    4,055,000
    2,600,000      NR+         Dawson County Georgia IDR (Philips & Brooks Gladwin)
                                  4.10% VRDO (b)                                                                 2,600,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 7

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Georgia -- 4.1% (continued)
$   3,000,000      NR+         Decatur and  Bainbridge Counties Development  Authority
                                  (Thomas & Betts Project) 4.05% VRDO (b)                                      $ 3,000,000
   10,500,000      A-1+        De Kalb County Georgia Atlanta Jewish Community
                                  3.95% VRDO                                                                    10,500,000
    4,735,000      NR+         De Kalb County Georgia St. Martin's Episcopal Church
                                  3.75% VRDO                                                                     4,735,000
    2,100,000      NR+         Dodge County IDA (Sylvan Hardwoods LLC Project)
                                  4.05% VRDO (b)                                                                 2,100,000
    3,800,000      VMIG 1*     Douglas County (Sheltering Arms) 3.95% VRDO                                       3,800,000
    6,200,000      A-1+        Fayette County IDR (Gardner Denver Co.)
                                  4.10% VRDO (b)                                                                 6,200,000
    4,000,000      NR+         Fulton County DFA (Metro Altanta YMCA) Series 97
                                  3.90%VRDO                                                                      4,000,000
                               Fulton County Flight Safety:
   35,070,000      VMIG 1*       Equipment Series 99 4.05% VRDO (b)                                             35,070,000
    9,350,000      VMIG 1*       Improvement Series 99 4.05% VRDO (b)                                            9,350,000
    7,750,000      A-1+        Fulton County HSG (Spring Creek) 3.95% VRDO                                       7,750,000
    3,300,000      NR+         Fulton County IDA (Charles Mackarvich Project)
                                  4.05% VRDO (b)                                                                 3,300,000
                               Georgia Municipal Electricity Authority:
   14,610,000      A-1+          PART FGIC-Insured 3.96% VRDO                                                   14,610,000
    2,700,000      A-1+          Project 1 3.90% VRDO                                                            2,700,000
      750,000      A-1+          Series B 3.90% VRDO                                                               750,000
    4,000,000      A-1+          Series B 4.10% due 8/8/00 (c)                                                   4,000,000
   17,600,000      A-1+          Series 3.75% due 4/10/00 (c)                                                   17,600,000
    1,935,000      A-1+          Series 3.80% due 4/6/00 (c)                                                     1,935,000
    6,000,000      A-1+          Series 3.85% due 4/12/00 (c)                                                    6,000,000
    5,000,000      A-1+          Special Obligation MBIA-Insured PART 3.98% VRDO                                 5,000,000
                               Georgia State GO:
    4,820,000      A-1+          Series B PART 3.96% VRDO                                                        4,820,000
    4,870,000      A-1+          Series C PART 3.96% VRDO                                                        4,870,000
    8,890,000      A-1+          Series D 5.80% due 11/1/00                                                      8,989,375
    2,700,000      A-1+          Series 91C PART 3.96% VRDO                                                      2,700,000
    3,000,000      NR+         Georgia State Ports Authority (Colonels Terminal  Project)
                                  4.05% VRDO                                                                     3,000,000
    6,000,000      A-1+        Griffin-Spalding County IDA (Norcom Inc.)
                                  4.00% VRDO (b)                                                                 6,000,000
    5,000,000      NR+         Harralson County Development IDR (Gold Kist Project)
                                  4.05% VRDO (b)                                                                 5,000,000
    2,600,000      NR+         Jackson County IDA (Snider Tire Inc.)  4.05% VRDO (b)                             2,600,000
                               Marietta Housing Authority Multi-Family Revenue Refunding:
    2,000,000      A-1+          Summit 3.85% VRDO                                                               2,000,000
    3,000,000      A-1+          Winterset 3.90% VRDO                                                            3,000,000
                               Metro Atlanta Rapid Transit:
   10,000,000      A-1+          3.96% MBIA-Insured PART VRDO                                                   10,000,000
      180,000      A-1           AMBAC-Insured 5.60% due 7/1/00                                                    180,664

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
8                                             2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Georgia -- 4.1% (continued)
$   5,000,000      NR+         Smyrna Housing Authority Multi-Family Housing Revenue
                                  (Walton Grove Project) 4.05% VRDO (b)                                       $  5,000,000
                               Tift County IDA:
    4,600,000      A-1+          Burlen Corp. 4.10% VRDO (b)                                                     4,600,000
                                 Queen Carpet Corp.:
    3,000,000      NR+             Series A 4.05% VRDO (b)                                                       3,000,000
    1,500,000      NR+             Series B 3.95%VRDO                                                            1,500,000
    4,700,000      A-1+        Thomaston-Upson County IDA (De Ster Production Corp.)
                                  Series A 4.25% VRDO (b)                                                        4,700,000
    2,000,000      NR+         Valdosta-Lowndes (South Pecan Co.) 4.10% VRDO (b)                                 2,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               284,075,290
-----------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.2%
    2,000,000      VMIG 1*     Hawaii HSG Finance & Development Corp. Series 93A
                                  4.00% VRDO                                                                     2,000,000
    2,695,000      VMIG 1*     Hawaii State GO PART 4.11% VRDO                                                   2,695,000
    6,820,000      VMIG 1*     Honolulu Waste and Water PART FGIC-Insured
                                  4.03% VRDO                                                                     6,820,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,515,000
-----------------------------------------------------------------------------------------------------------------------------
Idaho -- 0.6%
   10,720,000      VMIG 1*     Idaho State Health Facility St. Luke's Medical Center
                                  3.90% VRDO                                                                    10,720,000
   31,500,000      MIG 1*      Idaho State TAN Series 99 4.25% due 6/30/00                                      31,555,299
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                42,275,299
-----------------------------------------------------------------------------------------------------------------------------
Illinois -- 12.5%
   15,660,000      A-1+        Central Lake Community Joint Action Water Agency
                                  Interim Water Revenue FGIC-Insured PART
                                  3.96% VRDO                                                                    15,660,000
    5,500,000      NR+         Centralia IDR (Hollywood Brands) Series 83 3.95% VRDO                             5,500,000
   13,100,000      A-1+        Chicago Airport Special Facilities Centerpoint O'Hare
                                  4.00% VRDO (b)                                                                13,100,000
   20,000,000      A-1+        Chicago Board of Education AMBAC-Insured PART
                                  3.96% VRDO                                                                    20,000,000
   13,280,000      A-1+        Chicago GO AMBAC-Insured PART 3.98% VRDO                                         13,280,000
   16,395,000      A-1+        Chicago GO FGIC-Insured PART 3.98% VRDO (b)                                      16,395,000
                               Chicago IDA:
    5,600,000      A-1+          Ampere Automotive 4.00% VRDO (b)                                                5,600,000
    4,750,000      A-1+          Enterprise Center Project IX 4.00% VRDO (b)                                     4,750,000
    7,200,000      A-1+          Enterprise Center Project VII 4.00% VRDO (b)                                    7,200,000
    4,000,000      A-1+          Freedman Seating Co. Project 4.00% VRDO (b)                                     4,000,000
    3,000,000      A-1+          PS Greetings Inc. Series 99 4.10% VRDO (b)                                      3,000,000
   10,300,000      MIG 1*      Chicago Illinois GO Equipment Notes
                                  3.90% due 10/5/00                                                             10,300,000
   31,000,000      VMIG 1*     Chicago Illinois GO Series A 3.90% due 12/7/00 (c)                               31,000,000
   11,650,000      A-1+        Chicago Illinois O'Hare International Airport REV
                                  AMBAC-Insured PART 4.01% VRDO                                                 11,650,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                 9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Illinois -- 12.5% (continued)
$  18,000,000      SP-1+       Chicago Illinois Park Dist Tax Anticipation Warrants
                                  4.37% due 9/15/00                                                           $ 18,059,575
    8,350,000      A-1+        Chicago Illinois Sales Tax 3.82% VRDO                                             8,350,000
    6,475,000      A-1+        Chicago MFH Barbara Jean Wright Apts 4.00% VRDO (b)                               6,475,000
   10,000,000      A-1+        Chicago O'Hare International Airport Series 1999-83
                                  AMBAC-Insured 4.01% VRDO                                                      10,000,000
   12,870,000      VMIG 1*     Chicago O'Hare PMD AMBAC-Insured PART
                                   4.11% VRDO                                                                   12,870,000
   28,940,000      A-1         Chicago School Reference Series 91 FGIC-Insured PART
                                  3.98% VRDO                                                                    28,940,000
   44,900,000      A-1+        Chicago Tax Increment Sr. Lien 3.80% VRDO                                        44,900,000
    5,000,000      SP-1+       Chicago Tender Notes Series 99 4.00% due 1/26/01 (c)                              5,000,000
   43,040,000      VMIG 1*     Chicago Water Revenue FGIC-Insured PART 4.03% VRDO                               43,040,000
   19,657,000      VMIG 1*     Cook County GO PART FGIC-Insured 4.01% VRDO                                      19,657,000
    8,235,000      A-1+        Cook County GO PART MBIA-Insured 3.98% VRDO                                       8,235,000
    2,700,000      A-1+        Cook County IDR (Little Lady Foods Inc.) 4.00% VRDO (b)                           2,700,000
                               Illinois Development Finance Authority:
    3,145,000      A-1+          6 West Hubbard Street 3.94% VRDO (b)                                            3,145,000
   44,500,000      A-1+          Adventist Health Systems Series A MBIA-Insured
                                    3.95% VRDO                                                                  44,500,000
    5,700,000      A-1+          Amtex Steel 4.00% VRDO (b)                                                      5,700,000
    4,485,000      A-1+          CHS Aquistion Corp. 4.00% VRDO (b)                                              4,485,000
    5,165,000      A-1+          F.C. Ltd Partnership Project 4.00% VRDO (b)                                     5,165,000
    2,400,000      A-1+          Glenwood School For Boys MBIA-Insured 3.90% VRDO                                2,400,000
    8,800,000      A-1+          Housing Revenue Cinnamon Lake Tower
                                    4.00% VRDO (b)                                                               8,800,000
    1,800,000      A-1+          Kindlon Partners Project 4.00% VRDO (b)                                         1,800,000
    5,000,000      VMIG 1*       Local Government Financing Project AMBAC-Insured
                                    Series A 4.00% VRDO                                                          5,000,000
    1,600,000      A-1+          Nuqay Industries Inc. 4.00% VRDO (b)                                            1,600,000
    3,100,000      A-1 +         PCR Con Edison 3.90% VRDO                                                       3,100,000
   12,000,000      A-1+          PCR Illinois Power Series 1997C  MBIA-Insured
                                    4.00% VRDO (b)                                                              12,000,000
    5,000,000      A-1+          Praire Packaging Inc. 4.00% VRDO (b)                                            5,000,000
    3,910,000      A-1+          Profile Plastics 3.85% VRDO (b)                                                 3,910,000
    3,000,000      A-1+          Roll Service Inc. Project 4.05% VRDO (b)                                        3,000,000
    9,000,000      A-1+          Safety Education - Foundation For Safety 3.96% VRDO                             9,000,000
    2,000,000      A-1+          Sinai Community Institution Project 3.96% VRDO                                  2,000,000
   19,395,000      VMIG 1*       St. Francis Health PART 4.06% VRDO                                             19,395,000
                               Illinois HDA :
    2,800,000      A-1+          Community Howard Theatre 4.00% VRDO (b)                                         2,800,000
                                 Homeowner Mortgage:
    3,650,000      VMIG 1*         Series E-1 3.55% due 7/27/00 (c)                                              3,650,000
    6,955,000      VMIG 1*         Series E-2 3.65% due 7/27/00 (b)(c)                                           6,955,000
    3,400,000      MIG 1*          Series G-1 3.85% due 4/27/00 (c)                                              3,400,000
    9,160,000      MIG 1*          Series G-2 3.90% due 4/27/00 (c)                                              9,160,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
10                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Illinois -- 12.5% (continued)
$  13,860,000      A-1+          Residential Mortgage Revenue PART AMBAC-Insured
                                    4.01% VRDO (b)                                                            $ 13,860,000
                               Illinois Health Facilities Alexian Medical Center:
      500,000      A-1+          Series 3.80% MBIA-Insured due 4/6/00 (c)                                          500,000
    3,205,000      A-1+          Series 3.85% MBIA-Insured due 4/10/00 (c)                                       3,205,000
    2,400,000      A-1+          Series 4.00% MBIA-Insured due 6/7/00 (c)                                        2,400,000
                               Illinois Health Facilities Authority Revenue:
   10,525,000      VMIG 1*       Edgewater Medical Center Series B 3.95% VRDO                                   10,525,000
                                 Pekin Memorial Hospital:
   14,150,000      VMIG 1*         Series B 3.96% VRDO                                                          14,150,000
    4,200,000      VMIG 1*         Series C 3.96% VRDO                                                           4,200,000
   10,000,000      VMIG 1*         Series 97 3.96% VRDO                                                         10,000,000
    6,000,000      VMIG 1*       Resurrection Health 3.95% VRDO                                                  6,000,000
    5,000,000      VMIG 1*       Revolving Fund 3.87% VRDO                                                       5,000,000
   18,540,000      A-1+          SSM Health Series MBIA-Insured 3.60% due 4/6/00 (c)                            18,540,000
   14,995,000      A-1+          SSM Health Series MBIA-Insured 3.90% due 6/7/00 (c)                            14,995,000
    1,900,000      A-1+          Swedish Covenant Hospital Project Series A
                                    3.85%VRDO                                                                    1,900,000
    3,900,000      VMIG 1*       Swedish Covenant Hospital Project
                                    Series B 3.85%VRDO                                                           3,900,000
   26,500,000      VMIG 1*       University of Chicago TECP Series 85
                                    4.15% due 9/26/00 (c)                                                       26,500,000
   11,000,000      P-1           Victory Health 3.75% due 4/11/00 (c)                                           11,000,000
   15,735,000      A-1+        Illinois Regional Transit Authority PART FGIC-Insured
                                  3.96% VRDO                                                                    15,735,000
    4,275,000      VMIG 1*     Illinois State GO Certificates MBIA-Insured
                                  PART Series 214 3.98% VRDO                                                     4,275,000
                               Illinois State Toll Highway Authority
                               FSA-Insured:
   27,000,000      A-1           PART Series 98-67 3.98% VRDO                                                   27,000,000
    2,700,000      VMIG 1*       Series B 3.95% VRDO                                                             2,700,000
                               Illinois Student Assistance Community Student Loan
                                  Revenue:
   10,000,000      VMIG 1*         Series A 3.95% VRDO                                                          10,000,000
    5,240,000      VMIG 1*         Series 96A 3.95% VRDO (b)                                                     5,240,000
   12,800,000      VMIG 1*         Series 97A 3.95% VRDO (b)                                                    12,800,000
    2,470,000      NR+         Lincolnwood IDR Refunding (Illinois Self Storage Center)
                                  4.00% VRDO                                                                     2,470,000
    3,500,000      A-1+        Lisle MFH (Ashley of Lisle Project) 3.90% VRDO                                    3,500,000
    3,300,000      A-1+        Lockport IDR (Panduit Corp. Project) 4.00% VRDO (b)                               3,300,000
                               Metropolitan Pier Exp. Authority McCormick:
   19,390,000      A-1+          FGIC-Insured PART 3.96% VRDO                                                   19,390,000
   10,000,000      A-1+          FGIC-Insured PART 3.98% VRDO                                                   10,000,000
    2,080,000      A-1+        Oak Lawn Illinois IDR (Lavergne Partners Project)
                                  4.00% VRDO (b)                                                                 2,080,000
    2,000,000      A-1+        Oswego IDR (Griffith Laboratories Project)
                                  3.95% VRDO (b)                                                                 2,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                11

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Illinois -- 12.5% (continued)
$   7,900,000      A-1+        Palos Hills Illinois MFH (Green Oaks Project)
                                  4.00% VRDO (b)                                                              $  7,900,000
    5,250,000      NR+         Pekin IDR Refunding (BOC Group Inc. Project)
                                  3.95% VRDO                                                                     5,250,000
    5,815,000      A-1+        Plainfield Illinois IDR Plainfield Molding Project
                                  4.00% VRDO (b)                                                                 5,815,000
    6,000,000      A-1+        Shaumberg MFH (Windsong Apartments) 4.00% VRDO                                    6,000,000
    4,400,000      A-1+        Tinley Park MFH Edgewater Walk 3.96% VRDO                                         4,400,000
   14,800,000      A-1+        University of Illinois Revenue Health Services
                                  Facilities Systems Series B 3.87% VRDO                                        14,800,000
   22,905,000      A-1+        Will County MFH (Woodland Crest Hill Project)
                                  4.00% VRDO (b)                                                                22,905,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               869,861,575
-----------------------------------------------------------------------------------------------------------------------------
Indiana -- 3.5%
    1,585,000      NR+         Bluffton IDR (Snider Tire Inc. Project) 4.05% VRDO (b)                            1,585,000
   21,980,000      A-1         Fort Wayne Indiana Hospital Revenue Series 1997                                  21,980,000
                                 MBIA-Insured PART 3.98% VRDO
    2,600,000      VMIG 1*     Franklin EDA (Pedcor Investments) 4.00% VRDO (b)                                  2,600,000
                               Indiana Bond Bank:
   18,835,000      MIG 1*        Series A 4.75% due 7/26/00                                                     18,885,277
   25,000,000      MIG 1*        Series A-2 4.75% due 1/18/01                                                   25,115,307
    2,500,000      NR+         Indiana EDL Facility (Wesleyan Series B) 4.00% VRDO                               2,500,000
                               Indiana Health Facility Financing Authority Hospital Revenue:
    7,500,000      A-1+          Community Hospitals Project Series B 3.97% VRDO                                 7,500,000
   25,595,000      VMIG 1*       St. Francis Hospital - PT 291 4.06% VRDO                                       25,595,000
   19,995,000      VMIG 1*       St. Francis Hospital - PT 320 4.06% VRDO                                       19,995,000
    5,700,000      A-1+        Indiana Health Facilities Development Finance Authority
                                  Youth Opportunity Center 3.95% VRDO                                            5,700,000
    5,300,000      A-1+        Indiana Secondary Market Educational Loans Inc.
                                  Education Loan Revenue Series 88B  AMBAC-Insured
                                  3.95% VRDO (b)                                                                 5,300,000
                               Indiana State DFA:
    4,900,000      A-1           Enterprise 4.00% VRDO                                                           4,900,000
    4,500,000      A-1+          Enterprise Center III Project 4.00% VRDO (b)                                    4,500,000
    2,900,000      A-1           IDR Enterprise 4.00% VRDO                                                       2,900,000
    8,100,000      A-1+          Indiana Historical Society 3.95% VRDO                                           8,100,000
    7,825,000      A-1+        Indiana State Toll Road Commission PART 3.96% VRDO                                7,825,000
                               Indianapolis EDA:
    4,100,000      A-1+          Herff Jones Inc. Project 4.00% VRDO (b)                                         4,100,000
    7,500,000      NR+           Pedcor Investments Series 99A 4.07% VRDO (b)                                    7,500,000
    1,302,500      VMIG 1*     Munster Indiana School Building FSA-Insured PART
                                  4.11% VRDO                                                                     1,302,500
    5,500,000      A-1+        Newton County EDA (Intec Group Inc.) 4.00% VRDO (b)                               5,500,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
12                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Indiana -- 3.5% (continued)
$  20,000,000      VMIG 1*     Petersburg Solid Waste Disposal (Indiana Power & Light)
                                  4.05% VRDO (b)                                                              $ 20,000,000
    1,300,000      NR+         Plymouth IDR (Dean Foods Co.) 3.95% VRDO (b)                                      1,300,000
    1,100,000      VMIG 1*     Richmond EDA (Beverly Enterprises) 4.00% VRDO                                     1,100,000
    5,000,000      A-1         Rockport (AK Steel Corp.) Series 99A 3.95% VRDO (b)                               5,000,000
   13,400,000      A-1+        University of Southern Indiana Student Housing
                                  3.95% VRDO                                                                    13,400,000
   16,000,000      P-1*        Vernon Indiana General Electric Series 89
                                  3.05% due 4/7/00 (c)                                                          16,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               240,183,084
-----------------------------------------------------------------------------------------------------------------------------
Iowa -- 0.3%
                               Iowa Finance Authority:
    2,600,000      P-1*          Des Moines Iowa GO Series A 4.20% due 9/7/00 (b)(c)                             2,600,000
    2,600,000      A-1+          Iowa Higher Education Authority Private College
                                    MBIA-Insured 3.95% VRDO                                                      2,600,000
    1,200,000      VMIG 1*       Iowa Health System AMBAC-Insured Series B
                                    3.90% VRDO (b)                                                               1,200,000
   16,000,000      SP-1+       Iowa State School Cash Anticipation Notes
                                  Series A FSA-Insured 4.00% due 6/23/00 (c)                                    16,020,688
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                22,420,688
-----------------------------------------------------------------------------------------------------------------------------
Kansas -- 0.1%
    4,400,000      NR+         Fredonia Revenue Exempt Facilities (Systech
                                  Environmental) 4.20% VRDO(b)                                                   4,400,000
    5,640,000      VMIG 1*     Kansas DFA Deaconess Long Term Care 3.95% VRDO                                    5,640,000
    1,825,000      NR+         Lawrence IDR (Ram Co. Project) Series A 4.05% VRDO (b)                            1,825,000
    3,300,000      NR+         Wichita Airport Authority Airport Facilities Revenue
                                  (Flight Safety International Project) 3.95% VRDO                               3,300,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,165,000
-----------------------------------------------------------------------------------------------------------------------------
Kentucky -- 2.2%
    3,000,000      A-1+        Daviess County Kentucky Exempt Facilities Revenue
                                  (Kimberly Clark Corp.) 4.00% VRDO (b)                                          3,000,000
                               Daviess County Kentucky Solid Waste Disposal:
    1,850,000      A-1+          Scott Paper Co. Project A 4.00% VRDO (b)                                        1,850,000
    4,800,000      A-1+          Scott Paper Co. Project B 4.00% VRDO (b)                                        4,800,000
                               Hancock County IDR (Southwire Co. Project):
   19,685,000      NR+           Series 92A 4.10% VRDO                                                          19,685,000
    1,000,000      NR+           Series 92B 4.10% VRDO                                                           1,000,000
    4,000,000      VMIG 1*     Fulton County (United Healthcare Hospital Co.)
                                  3.95% VRDO                                                                     4,000,000
                               Kentucky Asset Liability Community Project Note 98:
   58,000,000      VMIG 1*       Series A 3.50% due 4/14/00 (c)                                                 58,000,000
      500,000      VMIG 1*       Series 3.60% due 4/6/00 (c)                                                       500,000
   11,780,000      VMIG 1*       Series 3.70% due 4/6/00 (c)                                                    11,780,000
   11,100,000      VMIG 1*       Series 3.75% due 4/7/00 (c)                                                    11,100,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                13

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Kentucky -- 2.2% (continued)
$   2,000,000      A-1+        Morgantown (Southern Health Care Systems Project)
                                  Series A 4.00% VRDO                                                         $  2,000,000
   33,930,000      VMIG 1*     Louisville and Jefferson Kentucky MET Sewer and
                                  Drain System Series FGIC-Insured PART 3.96% VRDO                              33,930,000
    4,100,000      A-1+        Owensboro IDA (West Irving Die Castings)
                                  3.00% VRDO (b)                                                                 4,100,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               155,745,000
-----------------------------------------------------------------------------------------------------------------------------
Louisiana -- 2.3%
    5,650,000      VMIG 1*     Caddo Parish LA IDB (Atlas Project/ Penzoil Products)
                                  Series B 3.95% VRDO                                                            5,650,000
   22,750,000      A-1+        Lake Charles Harbor & Terminal District Port - (Citgo
                                  Petroleum Corp.) Series 84 3.90% VRDO (b)                                     22,750,000
                               Louisiana PFA:
   22,000,000      VMIG 1*       Christus Health 99B AMBAC-Insured
                                    4.00% due 6/7/00 (c)                                                        22,000,000
    1,410,000      SP-1+         Series 4.25% due 10/24/00                                                       1,413,204
    4,025,000      SP-1+         Series 4.25% due 10/24/00                                                       4,034,147
    7,000,000      VMIG 1*       Sisters of Charity 3.80% due 4/3/00 (c)                                         7,000,000
   10,000,000      VMIG 1*       Sisters of Charity 4.00% due 5/31/00 (c)                                       10,000,000
   10,000,000      VMIG 1*       Sisters of Charity 3.95% due 8/8/00 (c)                                        10,000,000
   11,700,000      A-1+          Willis Knighton Medical Project ABMAC-Insured
                                    4.00% VRDO (b)                                                              11,700,000
                               Louisiana State GO PART:
   10,000,000      A-1           AMBAC-Insured 3.98% VRDO                                                       10,000,000
   10,000,000      A-1           FSA-Insured 3.98% VRDO                                                         10,000,000
    7,025,000      VMIG 1*       Series 29A MBIA-Insured 3.89% VRDO                                              7,025,000
    2,500,000      AAA         Louisiana State GO Series A FGIC-Insured
                                  6.00% due 8/1/00 (c)                                                           2,517,021
   30,915,000      VMIG 1*     New Orleans Aviation Board Revenue Refunding
                                  Series B MBIA-Insured 4.00% VRDO                                              30,915,000
    5,000,000      NR+         Ouachita Parish IDB IDR (Sulzer Escher Wyss Project)
                                  4.05% VRDO (b)                                                                 5,000,000
    1,000,000      NR+         Vermillion Parish IDR (Garan Inc. Project)
                                  4.05% VRDO (b)                                                                 1,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               161,004,372
-----------------------------------------------------------------------------------------------------------------------------
Maine -- 0.1%
    2,685,000      P-1         Maine Health & Education Series B AMBAC-Insured
                                  3.90% VRDO                                                                     2,685,000
    7,285,000      A-1         Westbrook Revenue (Southern Container Corp. Project)
                                  4.15% VRDO (b)                                                                 7,285,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,970,000
-----------------------------------------------------------------------------------------------------------------------------
Maryland -- 3.1%
    5,000,000      NR+         Baltimore County EDR (Art Litho Co. Project)
                                  4.05% VRDO (b)                                                                 5,000,000
    4,000,000      A-1+        Baltimore GO TECP Series 95 3.85% due 4/12/00                                     4,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
14                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Maryland -- 3.1% (continued)
$   8,500,000      P-1         Baltimore Maryland GO 3.70% due 4/7/00                                         $  8,500,000
    1,700,000      A-1+        Frederick County Retirement Community Revenue
                                  Buckinghams Choice 4.00% VRDO (b)                                              1,700,000
   15,000,000      A-1+        Gaithersburg EDR (Asbury Methodist) Series A
                                  MBIA-Insured 3.90% VRDO                                                       15,000,000
   15,250,000      MIG 1*      Howard County Maryland BAN Series 99A
                                  3.07% due 4/14/00                                                             15,250,000
   66,600,000      VMIG 1*     Maryland Stadium Authority Sports Facilities
                                  Lease Revenue 3.95% VRDO                                                      66,600,000
                               Maryland State Health & Higher Educational Facilities
                                  Authority Revenue:
    2,150,000      A-1+            Pooled Loan Program 3.95% VRDO                                                2,150,000
    6,000,000      VMIG 1*         Series B 3.80% VRDO                                                           6,000,000
                               Montgomery County EDA (Howard Hughes
                                  Medical Center):
   19,500,000      A-1+            Series A 3.87% VRDO                                                          19,500,000
   25,500,000      A-1+            Series 90B 3.85% VRDO                                                        25,500,000
   25,500,000      A-1+            Series C 3.87% VRDO                                                          25,500,000
   22,300,000      A-1+        Montgomery County Housing Opportunity Community
                                  Housing Revenue, (Draper Land Apartments) Issue I
                                  FGIC-Insured 3.90% VRDO (b)                                                   22,300,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               217,000,000
-----------------------------------------------------------------------------------------------------------------------------
Massachusetts -- 2.0%
    2,000,000      A-1         Boston IDR (Boston Home Inc.) 4.05% VRDO                                          2,000,000
    5,000,000      NR++        Brookline Massachusetts BAN 3.50% due 6/1/00 (b)                                  5,002,823
                               Clipper Massachusetts Tax Exempt Trust:
      957,000      VMIG 1*       PART AMBAC-Insured 4.01% VRDO                                                     957,000
    1,398,000      VMIG 1*       PART AMBAC-Insured 3.96% VRDO                                                   1,398,000
    6,000,000      MIG 1       Dover Massachusetts BAN 4.25% due 6/23/00                                         6,003,320
                               Massachusetts Bay Transit Authority:
    7,000,000      A-1           Series A 7.00% due 3/1/01 (c)                                                   7,308,527
    6,000,000      AAA           Series A (Pre-Refunded-- Escrowed with U.S.
                                    government securities to 8/1/00 Call @102)
                                    7.65% due 8/1/15                                                             6,195,728
                               Massachusetts DFA:
    1,500,000      VMIG 1*       Dean College 3.85% VRDO                                                         1,500,000
    3,500,000      A-1           New Bedford Whaling Museum 3.85% VRDO                                           3,500,000
    8,610,000      VMIG 1*       Notre Dame Health Care 3.85% VRDO                                               8,610,000
    3,700,000      NR+           Riverwalk House Senior Living 3.85% VRDO                                        3,700,000
                               Massachusetts GO:
    3,000,000      AA-           Series A 5.00% due 8/1/00 (c)                                                   3,012,654
   10,200,000      A-1+          Series A 3.80% VRDO                                                            10,200,000
    1,000,000      A-1+          Series B 3.80% VRDO                                                             1,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                15

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Massachusetts -- 2.0% (continued)
                               Massachusetts HEFA:
$   1,455,000      VMIG 1*       Hallmark Health System Series B 3.80% VRDO                                   $  1,455,000
    2,350,000      VMIG 1*       Partners Healthcare System 3.85% VRDO                                           2,350,000
                               Massachusetts HFA :
    1,100,000      A-1+          MFH 3.80% VRDO                                                                  1,100,000
    4,850,000      A-1+          Series A GNMA 3.80% VRDO                                                        4,850,000
                               Massachusetts IDR:
    6,000,000      VMIG 1*       Buckingham Brown 3.80% VRDO                                                     6,000,000
    1,590,000      A-1+          KMS Cos. Series 96 3.90% VRDO (b)                                               1,590,000
                               Massachusetts Industrial Finance Agency:
    1,600,000      NR            Cape Cod Health System (Escrowed with U.S. government
                                    securities to 11/1/00 Call @102) 8.50% due 11/15/20                          1,670,188
    2,500,000      A-1+          Gordon College 3.80% VRDO (b)                                                   2,500,000
    5,000,000      A-1+          New England College 3.80% VRDO (b)                                              5,000,000
    6,400,000      VMIG 1*       New England Power PCR Series 93B
                                    3.90% due 6/6/00 (c)                                                         6,400,000
    1,000,000      A-1           Society for Prevention of Cruelty to Animals
                                    3.85% VRDO (b)                                                               1,000,000
    2,800,000      VMIG 1*     Massachusetts State Port Authority Revenue, Merlots
                                  Series Q PART 4.05% VRDO                                                       2,800,000
                               Massachusetts Water Resource Authority:
   10,000,000      AAA           Pre-Refunded-- Escrowed with U.S. government
                                    securities to 4/1/00 Call @102 Series 1990 A
                                    6.00% due 4/1/00                                                            10,000,000
   24,800,000      A-1+          Series B FGIC-Insured 3.80% VRDO                                               24,800,000
      700,000      A-1+          Series D FGIC-Insured 3.80% VRDO                                                  700,000
    5,000,000      MIG 1*      Narragansett Massachusetts Regular School District BAN
                                  4.25% VRDO                                                                     5,005,925
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               137,609,165
-----------------------------------------------------------------------------------------------------------------------------
Michigan -- 2.3%
    3,500,000      NR+         Berrien County Limited Obligation Revenue
                                  (Menasha Corp. Project) 3.95% VRDO                                             3,500,000
    2,000,000      A-1+        Detroit Michigan EDA Waterfront Reclamation
                                  Series 99C 4.05% VRDO                                                          2,000,000
    5,000,000      VMIG 1*     Detroit Michigan Sewer Merlot FGIC-Insured PART
                                  4.05% VRDO                                                                     5,000,000
   10,619,000      VMIG 1*     Dewitt Public School PART FSA-Insured 3.98% VRDO                                 10,619,000
   17,730,000      P-1*        Michigan State Building Series 2 3.65% due 4/27/00                               17,730,000
    4,000,000      VMIG 1*     Michigan State HDA PART FSA-Insured
                                  Series A 4.01% VRDO (b)                                                        4,000,000
    3,100,000      P-1*        Michigan State Job Development Authority Gordon
                                  Food Service Project 3.90% VRDO                                                3,100,000
                               Michigan State Muni Bond Authority:
   40,000,000      SP-1+         Revenue Notes Series B-2 4.25% due 8/25/00                                     40,104,640
    6,000,000      SP-1+         Series 99 A-1 4.00% due 6/30/00                                                 6,008,122

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
16                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Michigan -- 2.3% (continued)
$  17,307,000      VMIG 1*     Michigan State Trunk Line PART Series 98-13
                                  MBIA-Insured 3.98% VRDO                                                     $ 17,307,000
   17,680,000      VMIG 1*     Michigan Strategic Fund PCR (General Motors
                                  Corp. Project) 3.80% VRDO                                                     17,680,000
    7,000,000      A-1         Saline EDA (Associate Spring Project)
                                  Series 88 4.15% VRDO (b)                                                       7,000,000
   10,000,000      A-1         Saline EDA (Evangelical Homes Project) 3.95% VRDO                                10,000,000
   17,200,000      A-1+        Wayne Charter County Airport Revenue (Detroit
                                  Metropolitan Community) 3.90% VRDO (b)                                        17,200,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               161,248,762
-----------------------------------------------------------------------------------------------------------------------------
Minnesota -- 0.4%
    5,600,000      A-1+        Duluth Minnesota EDA Health Care Facility Dwan
                                  Medical Center Project 3.90% VRDO                                              5,600,000
   21,330,000      MIG1*       Minnesota School District Tax Aid Anticipation
                                  Borrow Project Series B 4.75% due 2/16/01                                     21,437,755
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,037,755
-----------------------------------------------------------------------------------------------------------------------------
Mississippi -- 1.3%
                               Mississippi Business Finance Corp.:
   14,000,000      NR+           Choctaw Generation Ltd 3.95% VRDO (b)                                          14,000,000
   14,000,000      NR+           Mississippi College Project Series 99A 4.00% VRDO                              14,000,000
    6,585,000      A-1+        Mississippi Home Mortgage Corp. Single Family REV
                                  GNMA/FNMA PART 4.01% VRDO                                                      6,585,000
   16,745,000      A-1+        Mississippi State GO Highway PART 3.96% VRDO                                     16,745,000
   14,470,000      NR          Mississippi State GO Putter Series 138 FGIC-Insured PART
                                  3.98% VRDO                                                                    14,470,000
   14,615,000      VMIG 1*     Mississippi State Highway Revenue Series 39 PART
                                  3.96% VRDO                                                                    14,615,000
    5,350,000      NR+         Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                                  3.95% VRDO                                                                     5,350,000
    2,800,000      NR+         Washington County IDR (La-Z-Boy Chair Project Co.)
                                  4.05% VRDO                                                                     2,800,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                88,565,000
-----------------------------------------------------------------------------------------------------------------------------
Missouri -- 0.8%
   11,100,000      A-1+        Independence Missouri IDA IDR Groves and Graceland
                                  3.90% VRDO                                                                    11,100,000
    1,800,000      NR+         Joplin Missouri IDA Revenue Smith and Smith Investments
                                  4.10% VRDO (b)                                                                 1,800,000
    6,780,000      VMIG 1*     Missouri Health Facility Deaconess Long Term Care
                                  3.95% VRDO                                                                     6,780,000
                               Missouri HEFA:
    4,500,000      NR+           Model Cities Health Corp. 4.00% VRDO                                            4,500,000
    1,335,000      SP-1+         RAN Series I 3.50% due 4/29/00                                                  1,335,317
    3,100,000      SP-1+         RAN Series J 3.50% due 4/29/00                                                  3,100,735

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                17

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Missouri -- 0.8%(continued)
$   4,100,000      VMIG 1*     Missouri Higher Education Loan Authority Student
                                  Loan Revenue Series 90A 3.95% VRDO (b)                                      $  4,100,000
    4,000,000      A-1+        Missouri State Environmental Improvement and Energy
                                  Authority (Utilicorp United Inc.) 4.00% VRDO (b)                               4,000,000
   11,395,000      A-1+        St. Louis Airport Revenue FGIC-Insured PART
                                  4.01% VRDO (b)                                                                11,395,000
    2,000,000      NR+         Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                                  4.00% VRDO                                                                     2,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                50,111,052
-----------------------------------------------------------------------------------------------------------------------------
Montana -- 0.1%
      900,000      P-1*        Missoula IDR (Washington Corp. Project) 3.51% VRDO                                  900,000
    3,925,000      A-1+        Montana EDA (Farmers Union Central Project)
                                  3.40% VRDO                                                                     3,925,000
    2,843,000      VMIG 1*     Montana State Board Housing PART FHA-Insured
                                  4.01% VRDO (b)                                                                 2,843,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,668,000
-----------------------------------------------------------------------------------------------------------------------------
North Dakota -- 0.1%
    3,600,000      A-1+        Mercer County PCR (Minnesota Power)
                                  Series 99 3.96% VRDO                                                           3,600,000
-----------------------------------------------------------------------------------------------------------------------------
Nebraska -- 1.2%
                               Nebraska Higher Education Loan Program Income
                                  Revenue Student Loan Program:
   22,675,000      A-1+            Series 1986A 4.00% VRDO (b)                                                  22,675,000
    2,650,000      A-1+            Series 1986B 4.00% VRDO (b)                                                   2,650,000
   10,425,000      A-1+            Series 1986C 4.00% VRDO (b)                                                  10,425,000
   22,280,000      A-1+            Series 1986D 4.00% VRDO (b)                                                  22,280,000
    7,600,000      A-1+            Series 1988C 4.00% VRDO (b)                                                   7,600,000
   19,995,000      A-1+        Nebraska IFA Merlot GNMA/FNMA PART 4.10% VRDO (b)                                19,995,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                85,625,000
-----------------------------------------------------------------------------------------------------------------------------
Nevada -- 1.3%
    5,000,000      Aaa*        Clark County Nevada School District #3 7.65%
                                  (Escrowed with U.S. government securities to 5/1/00,
                                  maturity) due 5/1/00 (c)                                                       5,117,879
   16,700,000      A-1+        Las Vegas Water District GO 3.95% due 6/14/00                                    16,700,000
   12,000,000      A-1+        Las Vegas Water District Series 97A
                                  3.75% due 4/11/00                                                             12,000,000
   12,500,000      A-1+        Nevada Department of Business & Industry PCR
                                  (Barrick Goldstrike Mines) 3.95% VRDO                                         12,500,000
   29,000,000      A-1+        Nevada Housing Division (Park Vista Apartments)
                                  Series 91A 3.90% VRDO (b)                                                     29,000,000
    4,460,000      VMIG 1*     Nevada Muni Bond Bank PART MBIA-Insured 4.03% VRDO                                4,460,000
   10,000,000      A-1+        Nevada State GO PART 3.96% VRDO                                                  10,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                89,777,879
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
18                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
New Hampshire -- 0.5%
$   4,200,000      A-1+        New Hampshire Higher Educational & Health Facilities
                                  Authority Revenue, (VHA New England Inc.)
                                  Series E AMBAC-Insured 3.95% VRDO                                           $  4,200,000
                               New Hampshire State Business Finance Authority:
   17,000,000      A-1+          Lonza Biologics Inc. Series 98 4.00% VRDO (b)                                  17,000,000
    2,400,000      A-1+          Luminescent Sys Inc. 3.90% VRDO (b)                                             2,400,000
    2,490,000      A-1           Park Nameplate Co. 4.15% VRDO (b)                                               2,490,000
    4,000,000      A-1+          Wheelabator Series 97A 3.85% VRDO                                               4,000,000
    6,510,000      A-1         New Hampshire Turnpike System REV 7.40% (Escrowed
                                  with U.S. government securities to 4/1/00 Call @102)
                                  due 4/1/20 (c)                                                                 6,640,200
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                36,730,200
-----------------------------------------------------------------------------------------------------------------------------
New Jersey -- 0.3%
   19,100,000      A-1+        New Jersey TRAN Series 1999A 3.75% due 4/10/00                                   19,100,000
-----------------------------------------------------------------------------------------------------------------------------
New Mexico -- 1.7%
    4,900,000      NR+         Bellen IDR (Solo New Mexico Project) 4.05% VRDO (b)                               4,900,000
    5,000,000      A-1+        Farmington New Mexico PCR Public Service Series B
                                  3.85% VRDO                                                                     5,000,000
    2,235,000      A-1+        New Mexico Mortgage Finance Authority
                                  Series 1995 GNMA PART 4.01% VRDO                                               2,235,000
    5,090,000      A-1+        New Mexico Mortgage Finance GNMA/FNMA PART
                                  4.01% VRDO (b)                                                                 5,090,000
    4,500,000      SP-1+       New Mexico Mortgage Single Family PG Issue 1
                                  4.20% due 10/1/00 (b)                                                          4,500,000
    6,750,000      NR+         New Mexico State Severance Tax Series B
                                  4.50% due 7/1/00                                                               6,757,936
                               New Mexico TRAN:
   47,200,000      SP-1+         4.00% due 6/30/00                                                              47,278,044
   41,000,000      SP-1+         4.50% due 6/30/00                                                              41,067,172
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               116,828,152
-----------------------------------------------------------------------------------------------------------------------------
New York -- 3.0%
   14,380,000      A-1+        IBM Tax Exempt Grantor 4.11% VRDO                                                14,380,000
                               Long Island Power Authority (Electricity System Revenue):
   14,615,000      A-1+          Series B PART 4.06% VRDO                                                       14,615,000
    8,000,000      A-1+          Series TECP 3.65% due 4/4/00 (c)                                                8,000,000
   55,000,000      NR+         Nassau County NY RAN Custody Receipts:
                                 3.75% due 4/19/00                                                              55,036,871
    6,600,000      A-1+        NYC GO 3.96% VRDO                                                                 6,600,000
    4,200,000      A-1+        NYC GO Series 92D 3.70% VRDO                                                      4,200,000
   17,390,000      NR++        NYC GO Series F Unrefunded Balance
                                  3.00% due 11/15/00 (c)                                                        17,257,276
   23,000,000      A-1+        NYC Muni Water Financing Authority Series 5
                                  3.50% due 4/27/00 (c)                                                         23,000,000
    9,000,000      A-1+        New York State Dorm Authority Revenue MBIA-Insured
                                  PART 3.91% (c)                                                                 9,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                19

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
New York -- 3.0% (continued)
$   5,225,000      VMIG 1*     New York State Medical Care Facility St. Luke's FHA
                                  3.91% VRDO                                                                  $  5,225,000
                               New York State Power Authority:
    6,350,000      A-1           3.80% due 4/6/00 (c)                                                            6,350,000
   13,000,000      A-1           3.65% due 4/7/00 (c)                                                           13,000,000
   28,900,000      A-1           3.70% due 4/10/00 (c)                                                          28,900,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               205,564,147
-----------------------------------------------------------------------------------------------------------------------------
North Carolina -- 0.6%
    3,600,000      NR+         Brunswick County PCR (Wood Industries) 4.00% VRDO                                 3,600,000
    3,500,000      NR+         Iredell County PCR (Vaspar Corp.) 4.00% VRDO (b)                                  3,500,000
    1,370,000      NR          Mecklenburg County Lease REV 4.00% VRDO                                           1,370,000
    4,200,000      NR+         North Carolina Agriculature Financial Authority
                                  4.05% VRDO (b)                                                                 4,200,000
    8,595,000      A-1+        North Carolina GO PART 4.05% due 7/13/00 (c)                                      8,595,000
    1,250,000      A-1+        North Carolina GO Public School PART Series 491
                                  4.05% VRDO                                                                     1,250,000
    7,750,000      A-1         North Carolina HFA PART 4.01% VRDO (b)                                            7,750,000
    4,995,000      A-1+        North Carolina Public School Building PART 3.96% VRDO                             4,995,000
    3,525,000      NR+         Pasquotank County Hospital Revenue (Ablemarle
                                  Hospital) 3.90% VRDO                                                           3,525,000
    1,800,000      A-1         Rowan County IDR PCR (Double LLC Project) Series 98
                                  4.15% VRDO (b)                                                                 1,800,000
    3,090,000      A-1+        Wake County North Carolina PCR Series 90B
                                  3.90% VRDO                                                                     3,090,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                43,675,000
-----------------------------------------------------------------------------------------------------------------------------
Ohio -- 2.4%
                               Cuyahoga County Hospital Revenue Bonds:
    3,595,000      VMIG 1*       Cleveland Clinic Series D 3.90% VRDO                                            3,595,000
    5,000,000      VMIG 1*       University Hospital Series 99E AMBAC-Insured
                                    3.90% VRDO                                                                   5,000,000
    2,920,000      VMIG 1        University Hospital Series D AMBAC-Insured
                                    3.90% VRDO                                                                   2,920,000
   11,690,000      A-1           Walker Center AMBAC-Insured 4.00% VRDO                                         11,690,000
   12,050,000      VMIG 1*     Franklin County Hospital Revenue (U.S. Health Corp.)
                                  3.90% VRDO                                                                    12,050,000
    9,790,000      VMIG 1*     Hamilton Ohio Deaconess 3.95% VRDO                                                9,790,000
   13,655,000      A-1         Lake County Hospital Facilities Revenue
                                  (Lake Hospital Systems Inc.) 3.95% VRDO                                       13,655,000
                               Lorraine County Ohio Catholic Health:
    5,000,000      VMIG 1*       3.60% due 4/14/00 (c)                                                           5,000,000
    8,300,000      VMIG 1*       4.00% due 6/9/00 (c)                                                            8,300,000
    5,000,000      VMIG 1*       4.10% due 8/10/00 (c)                                                           5,000,000
    4,000,000      VMIG 1*       4.05% due 8/10/00 (c)                                                           4,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
20                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Ohio -- 2.4% (continued)
$  26,000,000      A-1         Mahoning County Hospital Facility Revenue (Forum
                                  Health Obligation Group) Series B MBIA-Insured
                                  3.97% VRDO                                                                  $ 26,000,000
    7,690,000      VMIG 1*     Ohio HFA Revenue (Assisted Living Concept Corp.)
                                  4.00% VRDO (b)                                                                 7,690,000
    4,900,000      AAA         Ohio State GO Series U 4.40% due 5/15/00                                          4,904,043
    3,065,000      A-1         Ohio State Improvement Revenue Newark Group
                                  3.90% VRDO (b)                                                                 3,065,000
   18,500,000      VMIG 1*     Ohio State Water Development Authority,
                                  Timken Co. Project Waste Disposal Revenue
                                  3.95% VRDO (b)                                                                18,500,000
   21,000,000      SP-1+       Summit County BAN Series A 3.80% due 6/1/00                                      21,020,341
    6,580,000      VMIG 1*     Toledo City Services Special Assessment Notes
                                  3.90% VRDO                                                                     6,580,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               168,759,384
-----------------------------------------------------------------------------------------------------------------------------
Oklahoma -- 0.3%
    4,500,000      NR++        Creek County Industrial Authority IDR
                                 (Henry Vogt Machinery) 4.10% VRDO (b)                                           4,500,000
   16,885,000      A-1+        Oklahoma State Water Resource Board Program
                                 Series 94A 4.05% due 9/1/00 (c)                                                16,885,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                21,385,000
-----------------------------------------------------------------------------------------------------------------------------
Oregon -- 1.1%
                               Hillsboro Oregon Revenue:
    4,150,000      VMIG 1*       Graduate Center Institute Project 4.00% VRDO                                    4,150,000
    1,610,000      VMIG 1*       Graduate Center Institute Project 4.00% VRDO                                    1,610,000
   31,575,000      NR++        Oregon County School Board Association Pooled Short
                                  Term Borrowing Project Series A 3.55% due 6/30/00                             31,575,000
    1,300,000      NR+         Oregon State Economic Development Commission IDR
                                 (Trust Joist MacMillan Inc.) 3.95% VRDO                                         1,300,000
    1,500,000      A-1+        Oregon State GO Series 73E 3.90% VRDO                                             1,500,000
                               Oregon State Housing & Community Services
                                  Single Family Mortgage:
    8,500,000      MIG 1*          Series C 4.25% due 3/29/01 (b)                                                8,500,000
    1,000,000      MIG 1*          Series D 4.30% due 3/29/01 (b)                                                1,000,000
   10,000,000      MIG 1*          Series K 3.58% due 8/17/00 (b)                                               10,000,000
   16,900,000      A-1+        Washington County MFH Authority (Cedar Mill Project)
                                  4.00% VRDO (b)                                                                16,900,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                76,535,000
-----------------------------------------------------------------------------------------------------------------------------
Pennsylvania -- 3.4%
    6,400,000      NR+         Allegheny County Hospital Development Authority Revenue
                                 (Health Care Dialysis Clinic) 3.95% VRDO                                        6,400,000
    2,430,000      NR+         Bucks County IDA (Dunmore Corp. Project)
                                  4.10% VRDO (b)                                                                 2,430,000
    8,195,000      VMIG 1*     Cambria County Pennsylvania IDA (Cambria Cogen Corp.)
                                  Series A-2 3.95% VRDO (b)                                                      8,195,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                21

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Pennsylvania -- 3.4% (continued)
$     200,000      A-1+        Delaware EDA (Clean Power Project) 4.00% VRDO (b)                              $    200,000
    3,900,000      NR+         East Pennsylvania Industrial & Commercial Development
                                  Authority (Electronic Data Systems Corp.) 3.95% VRDO                           3,900,000
   22,435,000      A-1+        Emmaus General Authority Revenue Series 96 FSA-Insured
                                  3.90% VRDO                                                                    22,435,000
    2,800,000      A-1+        Emmaus General Authority Sub Series E-15
                                  3.90% VRDO (b)                                                                 2,800,000
    2,400,000      A-1         Emmaus Pooled Loan Series G-13 3.95% VRDO                                         2,400,000
    7,000,000      A-1         Lehigh County GPA REV The Good Shepherd Group
                                  3.95% VRDO                                                                     7,000,000
    1,700,000      NR+         Luzerne County IDA IDR (Culp Inc. Project) 4.05% VRDO (b)                         1,700,000
   49,000,000      A-1+        New Garden General Authority Pooled Financing Program
                                  AMBAC-Insured 3.88% VRDO                                                      49,000,000
                               Pennsylvania Energy Development Authority (Piney Creek):
    5,400,000      A-1+          Series A 3.90% VRDO (b)                                                         5,400,000
    3,200,000      A-1+          Series B 4.00% VRDO (b)                                                         3,200,000
    3,800,000      A-1+        Philadelphia IDR Foxchase Institute of Cancer Research
                                  Series A 3.85% VRDO                                                            3,800,000
   10,000,000      SP-1        Philadelphia School District TRAN Series 00-A
                                  4.00% due 6/30/00                                                             10,013,104
    3,360,000      A-1         Pennsylvania State Higher Education Authority
                                  (College of Optometry) 3.90% VRDO (b)                                          3,360,000
   45,000,000      MIG 1*      Philadelphia TRAN Series A 4.25% due 6/30/00                                     45,080,334
                               Quakertown General Authority Revenue
                                  (Pooled Financing Program):
    1,000,000      VMIG 1*         Series 1985A 4.00% VRDO                                                       1,000,000
      800,000      VMIG 1*         Series A 4.00% VRDO                                                             800,000
    7,355,000      VMIG 1*         Series 98A 4.00% VRDO                                                         7,355,000
   10,235,000      A-1+        Southeastern Transportation Authority Special Revenue
                                  PART FGIC-Insured 3.96% VRDO                                                  10,235,000
    8,130,000      A-1         York General Authority Pooled Financing Revenue
                                  3.95% VRDO                                                                     8,130,000
   31,625,000      A-1         York General Authority Pooled Financing Revenue
                                  Series 96B 3.90% VRDO                                                         31,625,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               236,458,438
-----------------------------------------------------------------------------------------------------------------------------
Rhode Island -- 0.4%
    7,500,000      A-1         Rhode Island Health & Educational Building Corp.
                                  (St. Andrew's School) 3.90% VRDO (b)                                           7,500,000
                               Rhode Island State Economic Development Corp.:
    2,780,000      A-1           Kilguss Realty Co. 4.15% VRDO (b)                                               2,780,000
    1,770,000      A-1           J-CorLLC Project Series 98 4.15% VRDO (b)                                       1,770,000
    2,675,000      A-1           Mathew Realty Co. 4.15% VRDO (b)                                                2,675,000
   10,360,000      A-1           McCoy Stadium 4.00% VRDO                                                       10,360,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,085,000
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
22                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
South Carolina -- 2.1%
                               Anderson County IDR:
$   6,580,000      NR+           Culp Inc. 4.05% VRDO (b)                                                     $  6,580,000
    2,500,000      NR+           Fed Paper Board Co. Inc. 4.05% VRDO (b)                                         2,500,000
    4,000,000      NR+           Mikron Corp. 4.10% VRDO (b)                                                     4,000,000
    2,500,000      NR++        Beauford County South Carolina School District
                                  Series C 3.625% due 2/1/01                                                     2,483,249
    2,252,000      NR+         Chesterfield County IDR (Culp Inc. Project)
                                  4.05% VRDO (b)                                                                 2,252,000
    1,200,000      A-1+        Marlboro County IDR (Reliance Trading)
                                  4.00% VRDO (b)                                                                 1,200,000
   10,000,000      A-1         Newberry County Memorial Hospital 3.90% VRDO                                     10,000,000
                               Piedmont Muni Power Agency Electric Revenue Refunding:
    1,000,000      A-1+          Series B MBIA-Insured 3.90% VRDO                                                1,000,000
    3,965,000      A-1+          Series C MBIA-Insured 3.90% VRDO                                                3,965,000
    1,750,000      A-1+        South Carolina GO Highway PART 3.96% VRDO                                         1,750,000
                               South Carolina Jobs Economic Development
                                  Authority Revenue:
    5,000,000      P-1*            BASF Corp. 4.10% VRDO (b)                                                     5,000,000
    4,200,000      NR+             Conco Medical Products Project 4.10% VRDO (b)                                 4,200,000
    7,500,000      A-1             Franco Manufacture Co. Inc. 4.15% VRDO (b)                                    7,500,000
    4,700,000      NR+             Galey & Lord Industries Inc. 4.05% VRDO (b)                                   4,700,000
    1,600,000      NR+             Greenville Machinery Project 4.05% VRDO (b)                                   1,600,000
      500,000      NR+             ISO Poly Films Inc. Project 4.15% VRDO                                          500,000
    5,400,000      NR+             Orders Realty Co. Inc. Project 4.05% VRDO (b)                                 5,400,000
    3,000,000      NR+             Southeastern Steel Co. Project 4.00% VRDO (b)                                 3,000,000
    1,900,000      NR+             Spartan Iron & Metal Project 4.05% VRDO (b)                                   1,900,000
                               South Carolina Port Authority:
   16,600,000      VMIG 1*       PART FSA-Insured 4.06% VRDO (b)                                                16,600,000
   21,000,000      A-1+          Ports Revenue Series B FSA-Insured 4.00% VRDO (b)                              21,000,000
                               South Carolina Public Service:
   23,000,000      A-1+          3.75% due 4/13/00                                                              23,000,000
    6,500,000      VMIG 1*       PART Series L MBIA-Insured 4.05% VRDO                                           6,500,000
    3,000,000      VMIG 1*       PART Series 265 MBIA-Insured 4.11% VRDO                                         3,000,000
    3,500,000      A-1+        Williamsburg County IDR (Peddinghaus Project)
                                  4.00% VRDO (b)                                                                 3,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               143,130,249
-----------------------------------------------------------------------------------------------------------------------------
South Dakota -- 0.1%
    6,200,000      A-1         Yankton IDR (Kolberg Pioneer Inc.) Series 98
                                  4.00% VRDO (b)                                                                 6,200,000
-----------------------------------------------------------------------------------------------------------------------------
Tennessee - 7.4%
    4,435,000      P-1*        Anderson County Tennessee IDB Revenue Bonds
                                 Becromal of America Inc. Project 4.50% VRDO (b)                                 4,435,000
                               Clarksville Public Building Authority Revenue:
    1,900,000      A-1+          Pooled Financing Municipal Bond Fund 4.00% VRDO                                 1,900,000
    2,200,000      VMIG 1*       Pooled Financing Municipal Bond Fund 4.00% VRDO                                 2,200,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                23

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Tennessee - 7.4% (continued)
$   2,285,000      A-1+          Pooled Financing Series 95 4.00% VRDO                                        $  2,285,000
    1,300,000      VMIG 1*       Series 97 4.00% VRDO                                                            1,300,000
    4,200,000      VMIG 1*     Covington IDR (Charms Co. Project) 4.00% VRDO (b)                                 4,200,000
    4,350,000      NR+         Dayton IDR (LA-Z-Boy Chair Co. Project) 3.95% VRDO                                4,350,000
   20,000,000      A-1+        Knox Tennessee HEFA (THA Solutions Group)
                                  4.00% VRDO(b)                                                                 20,000,000
    9,500,000      SP-1+       Knoxville Tennessee Utilities Board Revenue Water Systems
                                  FSA-Insured 4.00% VRDO                                                         9,500,000
    8,100,000      NR+         Loudon IDB PCR (AE Stanley Manufacturing) 3.95% VRDO                              8,100,000
    3,100,000      NR+         McMinn County IDB (Thomas and Betts Corp. Project)
                                  4.05% VRDO (b)                                                                 3,100,000
    2,500,000      A-1+        Memphis State GO Series 95A 3.95% VRDO                                            2,500,000
    4,970,000      A-1+        Metropolitan Nashville Airport American Airlines Project
                                  Series A 4.10% VRDO                                                            4,970,000
                               Metropolitan Nashville Davidson County:
   12,400,000      VMIG 1*       IDB Revenue MFH (Arbor Knoll) 3.95% VRDO                                       12,400,000
   23,200,000      NR+           IDB Revenue (YMCA Project) 4.00% VRDO                                          23,200,000
    5,000,000      A-1+          IDB Revenue (Steel Coils) Series 99 4.00% VRDO (b)                              5,000,000
   10,000,000      VMIG 1*       PART FGIC-Insured 3.35% due 5/3/00                                             10,000,000
    4,505,000      NR+           Series 98 4.00% VRDO                                                            4,505,000
                               Montgomery County Tennessee Public Building Authority
                                  Pooled Financing Revenue:
   24,585,000      VMIG1*          Montgomery County Loan 4.00% VRDO                                            24,585,000
   24,200,000      A-1+            Series 95 4.00% VRDO                                                         24,200,000
   45,000,000      VMIG1*          Tennessee County Loan Pool 4.00% VRDO                                        45,000,000
   37,221,000      A-1+            Tennessee County Loan Pool 4.00% VRDO                                        37,221,000
   24,000,000      VMIG 1*         Tennessee County Loan Pool 4.00% VRDO                                        24,000,000
    1,800,000      NR+         Roane County IDB IDR (Great Lakes Carbon Corp.)
                                  4.05% VRDO                                                                     1,800,000
                               Sevier County Public Building Authority
                                 (Local Government Public Improvement)
                                  AMBAC-Insured:
    5,700,000      VMIG 1*         Series A-1  3.90% VRDO                                                        5,700,000
    9,775,000      VMIG 1*         Series B-1  3.90% VRDO                                                        9,775,000
   11,500,000      VMIG 1*         Series D-1  3.90% VRDO                                                       11,500,000
    4,070,000      VMIG 1*         Series E-2  3.90% VRDO                                                        4,070,000
    2,530,000      VMIG 1*         Series E-3  3.90% VRDO                                                        2,530,000
    1,640,000      VMIG 1*         Series E-5  3.90% VRDO                                                        1,640,000
    5,300,000      VMIG 1*         Series E-6  3.90% VRDO                                                        5,300,000
    5,000,000      VMIG 1*         Series H-1  3.90% VRDO                                                        5,000,000
   10,000,000      VMIG 1*         Series G-1  3.90% VRDO                                                       10,000,000
    5,645,000      VMIG 1*         Series H-1  3.90% VRDO                                                        5,645,000
    3,000,000      VMIG 1*         Series H-2  3.90% VRDO                                                        3,000,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
24                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Tennessee - 7.4% (continued)
                                 Local Government Public Improvement
                                    FSA-Insured:
$   4,500,000      VMIG 1*           Series A-2  3.85% VRDO                                                   $  4,500,000
    7,400,000      VMIG 1*           Series A-3  3.85% VRDO                                                      7,400,000
   11,500,000      VMIG 1*           Series B-1  3.85% VRDO                                                     11,500,000
    3,000,000      VMIG 1*           Series B-3  3.85% VRDO                                                      3,000,000
   16,500,000      VMIG 1*           Series IV-1 3.85% VRDO                                                     16,500,000
    9,945,000      NR+         Shelby County Health & Education & Housing
                                  (Kirby Parkway Apartments) 4.00% VRDO                                          9,945,000
    8,465,000      A-1+        Shelby Tennessee Methodist Healthcare 3.98% VRDO                                  8,465,000
   11,550,000      A-1+        Stewart County Tennessee IDB Solid Waste Disposal
                                  Revenue (Standara Gypsum Project) 3.95% VRDO                                  11,550,000
   10,000,000      A-1+        Sumner County Tennessee Health Educational & Housing
                                  Facilities Board Hospital Alliance Pooled
                                  3.98% VRDO (b)                                                                10,000,000
                               Tennessee School Bond Authority:
   13,000,000      A-1+          3.70% due 4/12/00                                                              13,000,000
   15,000,000      A-1+          4.00% due 6/8/00                                                               15,000,000
   15,985,000      VMIG 1*     Tennessee State GO Putters Series 108 PART 3.95% VRDO                            15,985,000
    8,065,000      AAA         Tennessee State GO 5.00% due 5/1/00                                               8,077,451
   33,000,000      SP-1+       Tennessee State Local Development Authority BAN
                                  Series A 3.50% due 5/12/00                                                    33,013,233
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               512,846,684
-----------------------------------------------------------------------------------------------------------------------------
Texas -- 15.1%
   13,000,000      VMIG 1*     Barbers Texas School ABN AMRO Munitops PART
                                  4.03% VRDO                                                                    13,000,000
                               Brazos River Authority PCR (Texas Utilities Electric Co.):
    5,170,000      A-1+          Series 94 3.90% due 5/4/00                                                      5,170,000
    6,515,000      A-1+          Series B 3.95% VRDO                                                             6,515,000
                               Brownsville Texas Utilities System:
   10,000,000      P-1           3.80% due 4/3/00                                                               10,000,000
   10,000,000      P-1           3.80% due 4/6/00                                                               10,000,000
   15,500,000      P-1           3.70% due 4/11/00                                                              15,500,000
    3,330,000      P-1           6.50% due 9/1/00                                                                3,396,844
   10,000,000                  Comal ISD ABN AMRO Munitops PART 4.03% VRDO                                      10,000,000
   15,000,000      A-1+        Corpus Christi IDR (Koch Industries) Series 99
                                  3.95% VRDO (b)                                                                15,000,000
                               Corpus Christi Utilities System:
    2,360,000      A-1+          3.85% due 4/25/00                                                               2,360,000
    8,780,000      A-1+          3.70% due 6/14/00                                                               8,780,000
    5,500,000      A-1+          4.10% due 8/18/00                                                               5,500,000
    4,500,000      VMIG 1*     Crawford IDR (Franklin Industrial Project) 4.05% VRDO                             4,500,000
                               Dallas Area Rapid Transit TECP:
    3,000,000      A-1+          Series  3.50% due 4/6/00                                                        3,000,000
   16,000,000      A-1+          Series 4.00% due 6/13/00                                                       16,000,000
    6,100,000      A-1+          Series  4.00% due 6/16/00                                                       6,100,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                25

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Texas -- 15.1% (continued)
$  15,000,000      A-1+        Dallas Fort Worth Regional Airport Revenue PART
                                  MBIA Insured 4.01% VRDO                                                     $ 15,000,000
   10,000,000      NR          Dallas Fort Worth Texas International Airport Flight
                                  Safety Project 4.05% VRDO (b)                                                 10,000,000
    8,000,000      VMIG 1*     Dallas Water and Sewer PART FSA-Insured
                                  4.01% VRDO (b)                                                                 8,000,000
    4,800,000      A-1+        Denton Texas ISD Series B 3.65% due 8/15/00 (c)                                   4,800,000
   11,000,000      VMIG 1*     Grapevine-Collyvile ISD PART 4.03% VRDO                                          11,000,000
    8,000,000      A-1         Grapevine Texas IDC Trencor Jetco Inc. 4.00% VRDO                                 8,000,000
                               Greater Texas Student Loan Corp.:
   10,000,000      A-1+          Series 96A 4.28% due 3/1/01 (b)(c)                                             10,000,000
   13,300,000      A-1+          Series 98A 4.22% due 2/1/01 (b)(c)                                             13,300,000
    3,000,000      VMIG 1*       Series B 4.22% due 2/1/01 (c)                                                   3,000,000
   15,000,000      VMIG 1*       Series A 4.25% due 2/1/01 (c)                                                  15,000,000
    3,100,000      A-1         Guadalupe Blanco River Texas IDR 3.95%  VRDO                                      3,100,000
    7,960,000      A-1+        Gulf Coast Waste Disposal  Authority PCR Exxon Project
                                  3.95% VRDO                                                                     7,960,000
                               Harris County Texas GO:
    7,600,000      A-1+          3.75% due 4/13/00                                                               7,600,000
    5,500,000      A-1+          4.05% due 8/11/00                                                               5,500,000
    2,500,000      A-1+          3.75% due 4/13/00                                                               2,500,000
   15,000,000      P-1         Houston Airport PART FGIC-Insured 4.03% VRDO (b)                                 15,000,000
    5,000,000      A-1+        Houston Airport Senior Lein 4.15% due 6/14/00 (c)                                 5,000,000
    7,320,000      A-1+        Houston ISD PART 3.96% VRDO                                                       7,320,000
                               Houston GO :
   15,000,000      A-1+          TECP Series A 3.70% due 4/12/00                                                15,000,000
    5,000,000      A-1+          TECP Series A 3.85% due 4/27/00                                                 5,000,000
    5,000,000      A-1+          TECP Series A 4.05% due 8/10/00                                                 5,000,000
   10,000,000      A-1+          TECP Series A 4.05% due 8/9/00                                                 10,000,000
    3,000,000      A-1+          TECP Series A 4.05% due 8/10/00                                                 3,000,000
    5,000,000      A-1+          TECP Series A 4.05% due 6/13/00                                                 5,000,000
    7,700,000      A-1+          TECP Series B 4.00% due 6/9/00                                                  7,700,000
   13,700,000      A-1+          TECP Series B 3.70% due 4/12/00                                                13,700,000
    8,000,000      A-1+          TECP Series B 4.00% due 6/14/00                                                 8,000,000
    5,000,000      A-1+          TECP Series C 3.80% due 4/12/00                                                 5,000,000
   50,000,000      SP-1+       Houston Texas TRAN 4.25% due 6/30/00                                             50,107,260
   10,000,000      A-1+        Houston Water Sewer Systems Revenue Series A
                                  TECP 3.80% due 4/5/00                                                         10,000,000
    9,100,000      A-1+        Katy Independent School District 3.85% VRDO                                       9,100,000
    8,000,000      NR+         Leon County IDR (BOC Group Inc. Project) 3.95% VRDO                               8,000,000
    3,700,000      A-1+        Mansfield IDR (Pier 1 Imports Texas Inc. Project)
                                  3.95% VRDO (b)                                                                 3,700,000
   13,800,000      VMIG 1*     Mansfield Independent School District Series 96
                                  3.90% due 7/31/00                                                             13,800,000
      900,000      NR+         McAllen Texas Health Facility DEV Corp. 4.00% VRDO                                  900,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
26                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Texas -- 15.1% (continued)
$   3,585,000      NR+         Metropolitan Texas Higher Education Authority
                                  University of Dallas Project 3.80% VRDO                                     $  3,585,000
    4,800,000      A-1+        Midlothian Texas IDC Texas Industrials Project
                                  4.05% VRDO (b)                                                                 4,800,000
   16,855,000      A-1         Milam Texas IDC PCR (Alcoa Inc.) 3.25% due 5/17/00 (c)                           16,855,000
   27,000,000      A-1+        North Central Health Facility DEV Corp. Texas
                                  Methodist Hospital 3.85% due 4/11/00                                          27,000,000
                               North Texas Higher Education Authority Inc.
                                  Student Loan Revenue Refunding:
    6,700,000      A-1+            Series 1991A  3.95% VRDO (b)                                                  6,700,000
    3,500,000      A-1+            Series 1991F AMBAC-Insured 3.95% VRDO (b)                                     3,500,000
    5,500,000      A-1+            Series 1993A 3.95% VRDO (b)                                                   5,500,000
    5,815,000      A-1+            Series 98 3.90% VRDO (b)                                                      5,815,000
   10,000,000      VMIG 1*     Plano Texas Health Presbyterian 3.85% due 4/11/00                                10,000,000
   46,360,000      A-1+        Plano Texas ISD 3.90% due 8/3/00 (c)                                             46,360,000
   14,100,000      A-1+        Richardson Independent School District
                                  Series A 3.85% VRDO                                                           14,100,000
                               Round Rock:
    2,850,000      NR+           IDR Refunding (Tellabs Inc. Project) 3.95% VRDO                                 2,850,000
    4,940,000      A-1+          ISD PART 4.20% due 11/9/00 (c)                                                  4,940,000
   22,500,000      VMIG 1*     San Antonio Electricity & Gas PART MBIA-Insured
                                  4.03%  VRDO                                                                   22,500,000
   18,700,000      A-1+        Southwest Higher Educational Authority (Southern
                                  Methodist University Project) Series C 3.90% VRDO                             18,700,000
   24,000,000      A-1+        Texas Municipal Gas Reserves Corp. Series 98
                                  FSA-Insured 3.85% VRDO                                                        24,000,000
                               Texas Municipal Power Authority TECP Series 91:
    4,600,000      A-1           3.70% due 4/3/00                                                                4,600,000
   10,000,000      A-1           3.75% due 4/19/00                                                              10,000,000
    5,000,000                    4.05% due 5/31/00                                                               5,000,000
    7,600,000                    3.70% due 6/8/00                                                                7,600,000
    6,000,000                    3.95% due 8/8/00                                                                6,000,000
    3,570,000      A-1+        Texas A & M University Revenue PART AMBAC-Insured
                                  3.98% VRDO                                                                     3,570,000
   10,700,000      A-1+        Texas GO Veterans Land Series A 3.95% VRDO (b)                                   10,700,000
                               Texas PFA Series 1993A TECP:
    2,000,000      A-1+          3.70% due 4/11/00                                                               2,000,000
    5,000,000      A-1+          3.80% due 4/13/00                                                               5,000,000
   10,000,000      A-1+          4.05% due 6/13/00                                                              10,000,000
   15,000,000      A-1+          4.05% due 6/16/00                                                              15,000,000
   40,965,000      VMIG 1*     Texas Small Business IDC IDR (Texas Public
                                  Capital Access) 3.95% VRDO                                                    40,965,000
  208,425,000      SP-1+       Texas State TRAN Series 1999A 4.50% due 8/31/00                                 209,089,677
   40,000,000      VMIG1*      Tyler Texas Health Facilities Development Corp.
                                  Hospital Revenue 3.96% VRDO                                                   40,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                             1,046,638,781
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                27

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Utah -- 2.4%
$  21,110,000      A-1+        Central Water Consevation AMBAC-Insured Series E
                                  3.95% VRDO                                                                  $ 21,110,000
                               Intermountain Power Agency Power Supply Revenue:
   10,000,000      A-1+          AMBAC-Insured Series E 3.60% due 4/6/00 (c)                                    10,000,000
    8,500,000      A-1+          AMBAC-Insured Series 4.07% due 3/15/01 (c)                                      8,500,000
   20,000,000      A-1+          AMBAC-Insured TECP Series F 4.00% due 6/9/00                                   20,000,000
    3,580,000      A-1         Ogden City IDR (Infiltrator System Inc. Project)
                                  4.15% VRDO (b)                                                                 3,580,000
                               Utah State Board Regents Student Loan Revenue:
   12,600,000      A-1+          AMBAC-Insured Series C  3.95% VRDO (b)                                         12,600,000
   19,000,000      A-1+          AMBAC-Insured Series L  3.95% VRDO (b)                                         19,000,000
   19,500,000      A-1+          AMBAC-Insured Series Q 3.95% VRDO (b)                                          19,500,000
   30,000,000      VMIG 1*       Series A  3.90% VRDO (b)                                                       30,000,000
                               Weber County Utah:
    7,500,000      A-1+          IHC Healthcare Series A 3.90% VRDO                                              7,500,000
   10,000,000      A-1+          IHC Healthcare Series C 3.90% VRDO                                             10,000,000
    2,600,000      NR+           Parker Inc. Project 3.80% VRDO                                                  2,600,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               164,390,000
-----------------------------------------------------------------------------------------------------------------------------
Vermont -- 0.0%
                               Vermont Educational Buildings Finance VHA
                                  (New England Project) AMBAC-Insured:
    1,900,000      A-1+            Series B  3.95% VRDO                                                          1,900,000
    1,500,000      A-1+            Series E  3.95% VRDO                                                          1,500,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,400,000
-----------------------------------------------------------------------------------------------------------------------------
Virginia -- 1.4%
    3,000,000      NR+         Alexandria Virginia IDA IDR (Global Printing Project)
                                  4.05% VRDO (b)                                                                 3,000,000
    2,100,000      A-1+        Brunswick County IDR (Aegis Waste Solution)
                                  3.95% VRDO (b)                                                                 2,100,000
    8,550,000      A-1+        Fairfax County Virginia GO Series A
                                  4.00% due 6/1/00                                                               8,556,883
    4,000,000      NR+         Front Royal & Warren IDA (PenTab Industries)
                                  4.10% VRDO (b)                                                                 4,000,000
    5,000,000      NR+         Henrico Virginia Hermitage Health 4.00% VRDO                                      5,000,000
    3,000,000      A-1+        King George County Garnet of VA Inc. Project
                                  4.10% VRDO (b)                                                                 3,000,000
    7,800,000      A-1+        Lynchburgh IDR VHA (Mid Atlantic Capital Project)
                                  AMBAC-Insured 3.95% VRDO (b)                                                   7,800,000
    2,500,000      NR+         Mecklenburg Virginia IDA (Glaize & Bro LC) 4.05% VRDO                             2,500,000
   13,441,000      A-1         Norfolk Airport Authority CP Notes Series B
                                  4.10% due 8/23/00 (b)                                                         13,441,000
    2,000,000      A-1+        Norfolk IDR (Children Hospital Project) 4.00% VRDO                                2,000,000
    1,500,000      NR+         Norfolk Virginia IDA IDR (Places & Programs for Children)
                                  3.90% VRDO                                                                     1,500,000
    7,020,000      NR+         Rockbridge County IDR DES Champs High
                                  4.10% VRDO (b)                                                                 7,020,000

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
28                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Virginia -- 1.4% (continued)
$   2,400,000      A-1+        Virginia Port Authority Revenue PART MBIA-Insured
                                  4.01% VRDO                                                                  $  2,400,000
    4,000,000      NR+         Virginia Small Business Financing Authority
                                  Ennstone Project 4.00% VRDO (b)                                                4,000,000
   21,300,000      SP-1+       Virginia State HDA Series A 4.15% due 6/1/00 (c)                                 21,300,000
    8,800,000      A-1         Waynesboro Virginia IDA Residential Care Facility 3.90%                           8,800,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                96,417,883
-----------------------------------------------------------------------------------------------------------------------------
Washington -- 2.3%
   14,995,000      VMIG 1*     Central Pugent Sound Washington Transportation
                                  Authority Sales Tax & Motor Certificates PART
                                  FGIC-Insured 3.96% VRDO                                                       14,995,000
    2,400,000      A-1         Olympia EDA (Spring Air Northwest Project)
                                  4.15% VRDO (b)                                                                 2,400,000
                               Pierce County EDA:
    1,200,000      P-1*          Dock and Wharf Facility Revenue (SCS Industries)
                                    4.00% VRDO (b)                                                               1,200,000
    2,290,000      A-1           Truss Co. Project 4.15% VRDO (b)                                                2,290,000
                               Port of Seattle:
    5,000,000      A-1+          Sub Lien Revenue 99b TECP 3.75% due 4/7/00                                      5,000,000
    5,270,000      A-1+          Sub Lien Revenue 99b TECP 4.00% due 6/14/00                                     5,270,000
   10,000,000      A-1+          TECP 3.800% due 4/7/00                                                         10,000,000
    5,815,000      A-1         Port Pasco Economic Development (Douglas
                                  Fruit Co. Inc. Project) 4.10% VRDO (b)                                         5,815,000
    2,495,000      VMIG 1*     Vancouver Washington Water and Sewer Revenue
                                  Series 260 4.01% VRDO                                                          2,495,000
   52,700,000      A-1+        Washington Metro Airport Authority
                                  4.10% due 8/17/00                                                             52,700,000
    9,985,000      A-1+        Washington State GO Series R99 PART
                                  4.20% due 11/9/00 (c)                                                          9,985,000
                               Washington State HFA Multi-Family Mortgage Revenue:
    8,450,000      A-1+          Arbors on the Park Project  4.10% VRDO (b)                                      8,450,000
    3,535,000      VMIG 1*       Canyon Lakes II Project 4.20% VRDO (b)                                          3,535,000
    7,840,000      VMIG 1*       Glenbrooke Apartments Project Series A
                                    4.00% VRDO (b)                                                               7,840,000
    9,995,000      VMIG 1*     Washington State HFA Various Rate Certificates
                                  Series T GNMA/FNMA 4.03% VRDO                                                  9,995,000
                               Washington State Public Power Supply Systems:
    9,195,000      A-1+          Nuclear Project Number 1 PART MBIA-Insured
                                    3.96% VRDO (b)                                                               9,195,000
    2,000,000      AAA           Series A (Pre-Refunded-- Escrowed with U.S.
                                    government securities to 7/1/00 Call @102)
                                    7.50% due 7/1/04                                                             2,057,776
                               Yakima County Public Corp.:
    5,700,000      P-1*          Can Am Millwork Limited 4.25% VRDO (b)                                          5,700,000
    2,000,000      NR+           Longview Fibre Co. 4.25% VRDO (b)                                               2,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               160,922,776
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                29

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
West Virginia -- 0.5%
                               Marion County Commission Solid Waste Disposal
                                  Facility Revenue (Granttown Project):
$   4,805,000      A-1+            Series B 3.95% VRDO (b)                                                    $  4,805,000
    3,400,000      A-1+            Series D 3.95% VRDO (b)                                                       3,400,000
    1,730,000      NR+         Putnam County Solid Waste Disposal Revenue
                                  (FMC Corp.) 4.05% VRDO (b)                                                     1,730,000
    4,000,000      A-1+        West Virginia Public Energy Morgantown
                                  Association Project 4.05% due 6/9/00 (b)(c)                                    4,000,000
    4,245,000      VMIG 1*     West Virginia School Building Series 263 4.01% VRDO                               4,245,000
                               West Virginia State Hospital Finance Authority Hospital
                                  Revenue (Mid-Atlantic/Cap) AMBAC-Insured:
    5,700,000      A-1             Series D 3.95% VRDO                                                           5,700,000
    4,490,000      A-1             Series E 3.95% VRDO                                                           4,490,000
    3,800,000      A-1             Series G 3.95% VRDO                                                           3,800,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                32,170,000
-----------------------------------------------------------------------------------------------------------------------------
Wisconsin -- 1.5%
    9,500,000      NR+         Brokaw Sewer & Solid Waste Revenue (Wausau
                                  Paper Mills Co. Project) 4.20% VRDO (b)                                        9,500,000
    3,230,000      A-1+        Germantown IDR (Great Lakes Pack Corp.)
                                  4.00% VRDO (b)                                                                 3,230,000
   15,310,000      A-1         Milwaukee Housing Economic Development Authority
                                  PART 4.01% VRDO (b)                                                           15,310,000
    2,900,000      A-1         Milwaukee Redevelopment Humane Society Project
                                  3.90% VRDO (b)                                                                 2,900,000
    2,025,000      VMIG 1*     Wisconsin Housing and Economic Development Authority
                                  Home Ownership Revenue PART GEMICO-Insured
                                  4.01% VRDO (b)                                                                 2,025,000
   11,290,000      NR+         Wisconsin Housing Municipal Securities Trust
                                  Series 1999-74 PART 4.01% VRDO                                                11,290,000
    6,320,000      A-1+        Wisconsin Public Power Inc. System Power Supply
                                  System Revenue PART AMBAC-Insured 3.98% VRDO                                   6,320,000
                               Wisconsin State GO TECP:
    7,020,000      A-1+          Series 97A 3.80% due 4/10/00                                                    7,020,000
   10,389,000      A-1+          Series 97A 3.95% due 6/7/00                                                    10,389,000
    6,272,000      A-1+          Series 97A 4.00% due 5/31/00                                                    6,272,000
    3,834,000      A-1+          Series 97A 4.10% due 7/11/00                                                    3,834,000
    2,538,000      A-1+          Series 97B 3.80% due 4/10/00                                                    2,538,000
    6,710,000      A-1+        Wisconsin State Health & Education (Edgewood College)
                                  4.00% VRDO                                                                     6,710,000
                               Wisconsin Transportation TECP:
   14,708,000      A-1+          3.95% due 5/2/00                                                               14,708,000
    4,542,000      A-1+          97A 3.70% due 4/7/00                                                            4,542,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               106,588,000
-----------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
30                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                               March 31, 2000
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING(a)                        SECURITY                                                          VALUE
=============================================================================================================================
Wyoming -- 0.6%
                               Green River Power Rhone-Poulene:
$   5,000,000      A-1+          Series 92 4.05% VRDO                                                       $    5,000,000
   11,400,000      A-1+          Series 94 3.95% VRDO (b)                                                       11,400,000
    8,600,000      VMIG 1*     Green River Solid Waste (Oci Wyoming Project)
                                  4.00% VRDO (b)                                                                 8,600,000
   11,350,000      A-1+        Lincoln County Wyoming PCR (Amoco Oil)
                                  3.60% due 4/1/00 (c)                                                          11,350,000
    6,000,000      A-1+        Sublette County Wyoming PCR (Exxon)
                                  Series A 4.05% VRDO (b)                                                        6,000,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                42,350,000
-----------------------------------------------------------------------------------------------------------------------------
Miscellaneous -- 2.0%
                               Clipper Blue Tax-Exempt PART:
   49,610,000      VMIG 1*       4.11%VRDO (b)                                                                  49,610,000
   22,125,000      A-1+          4.01%VRDO                                                                      22,125,000
   47,366,107      VMIG 1*     Pitney Bowes Credit Corp. Leasetops
                                  Series 1999-2 4.25% VRDO 47,366,107 Pooled
                               Puttable Floating Rate Tax-Exempt PART:
    5,060,000      A-1+          3.70% due 5/11/00 (b)(c)                                                        5,060,000
    4,905,000      A-1+          4.06%VRDO (b)                                                                   4,905,000
    7,695,000      VMIG1*        4.06%VRDO (b)                                                                   7,695,000
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                               136,761,107
-----------------------------------------------------------------------------------------------------------------------------
                               TOTAL INVESTMENTS -- 100%
                               (Cost -- $6,945,380,920**)                                                   $6,945,380,920
=============================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*) which are rated by Moody's Investors Service, Inc.

(b) Income from this issue is considered a preference item for the purposes of calculating the alternative minimum tax.

(c)   Variable rate obligation payable at par on demand on the date indicated.

+ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.

++ Security has not been rated by either Moody's Investors Service Inc. or Standard & Poor's Ratings Service. However, the Board of Directors has determined this security to present minimal credit risks.

**    Aggregate cost for Federal income tax purposes is substantially the same.

See pages 32 and 33 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                31

--------------------------------------------------------------------------------
 Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    -- Debt rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A      -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB    -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

--------------------------------------------------------------------------------
  Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

MIG 1  -- Moody's highest rating for short-term municipal obligations.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.

P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.


--------------------------------------------------------------------------------
32                                           2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Security Descriptions (unaudited)
--------------------------------------------------------------------------------

AMBAC    -- AMBAC Indemnity Corporation
BAN      -- Bond Anticipation Notes
CGIC     -- Capital Guaranty Insurance Company
DFA      -- Development Finance Authority
EDA      -- Economic Development Authority
EDC      -- Economic Development Corporation
EFA      -- Educational Facilities Authority
ETM      -- Escrowed to Maturity
FGIC     -- Financial Guaranty Insurance Company
FRTC     -- Floating Rate Trust Certificates
FSA      -- Financial Security Assurance
GO       -- General Obligation
HDA      -- Housing Development Authority
HEFA     -- Health and Educational Facilities Authority
HFA      -- Housing Finance Authority
IDA      -- Industrial Development Authority
IDB      -- Industrial Development Board
IDC      -- Industrial Development Corporation
IDR      -- Industrial Development Revenue
MBIA     -- Municipal Bond Investors
               Assurance Corporation
MFH      -- Multi-Family Housing
PART     -- Partnership Structure
PCFA     -- Pollution Control Finance Authority
PCR      -- Pollution Control Revenue
PFA      -- Public Facilities Authority
RAN      -- Revenue Anticipation Notes
RAW      -- Revenue Anticipation Warrants
STEM     -- Short-Term Extendable Maturity
SWAP     -- Swap Structure
TAN      -- Tax Anticipation Notes
TECP     -- Tax Exempt Commercial Paper
TOB      -- Tender Option Bond
TRAN     -- Tax & Revenue Anticipation Notes
VHA      -- Veterans Housing Authority
VRDO     -- Variable-Rate Demand Obligation


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                33

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities                              March 31, 2000
--------------------------------------------------------------------------------

ASSETS:
   Investments, at amortized cost                                             $ 6,945,380,920
   Cash                                                                               247,279
   Interest receivable                                                             55,212,688
   Receivable for securities sold                                                  17,660,106
   Other assets                                                                       200,000
---------------------------------------------------------------------------------------------
   Total Assets                                                                 7,018,700,993
---------------------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                                               11,270,202
   Management fees payable                                                          2,727,192
   Distribution fees payable                                                          257,228
   Payable for securities purchased                                                   200,000
   Deferred compensation payable                                                       33,586
   Accrued expenses                                                                   392,380
---------------------------------------------------------------------------------------------
   Total Liabilities                                                               14,880,588
---------------------------------------------------------------------------------------------
Total Net Assets                                                              $ 7,003,820,405
=============================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                                 $    70,039,892
   Capital paid in excess of par value                                          6,934,308,272
   Accumulated net realized loss on security transactions                            (527,759)
---------------------------------------------------------------------------------------------
Total Net Assets                                                              $ 7,003,820,405
=============================================================================================
Shares Outstanding:
   Class A                                                                      7,003,528,026
---------------------------------------------------------------------------------------------
   Class Y                                                                            461,147
---------------------------------------------------------------------------------------------
Net Asset Value, per share:
   Class A                                                                    $          1.00
---------------------------------------------------------------------------------------------
   Class Y                                                                    $          1.00
=============================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
34                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Statement of Operations                       For the Year Ended March 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest                                                         $236,383,970
--------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)                                           32,557,540
   Distribution fees (Note 3)                                          6,810,949
   Shareholder and system servicing fees                               2,547,159
   Registration fees                                                     344,752
   Shareholder communications                                            257,153
   Custody                                                               210,684
   Directors' fees                                                       114,917
   Audit and legal fees                                                   72,660
   Other                                                                 127,720
--------------------------------------------------------------------------------
   Total Expenses                                                     43,043,534
--------------------------------------------------------------------------------
Net Investment Income                                                193,340,436
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                          50,522
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $193,390,958
================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                35

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets               For the Years Ended March 31,
--------------------------------------------------------------------------------

                                                                      2000                1999
===================================================================================================
OPERATIONS:
   Net investment income                                       $    193,340,436    $    188,051,702
   Net realized gains                                                    50,522             469,190
---------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                           193,390,958         188,520,892
---------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)                             (193,340,436)       (188,051,621)
---------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                              31,188,863,236      29,271,556,660
   Net asset value of shares issued
     for reinvestment of dividends                                  185,808,308         183,382,155
   Cost of shares reacquired                                    (31,499,008,246)    (28,664,024,895)
---------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets From
     Fund Share Transactions                                       (124,336,702)        790,913,920
---------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                  (124,286,180)        791,383,191
NET ASSETS:
   Beginning of year                                              7,128,106,585       6,336,723,394
---------------------------------------------------------------------------------------------------
   End of year                                                 $  7,003,820,405    $  7,128,106,585
===================================================================================================

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
36                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                37

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

3. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which in turn is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SSBCa management fee cal cu lated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

Effective October 1999, Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, became the Fund's transfer agent and PFPC Global Fund Services ("PFPC") became the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. During the period October 1, 1999 through March 31, 2000, the Fund paid transfer agent fees of $864,809 to CFTC.

CFBDS, Inc. ("CFBDS") acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group. Pursuant to a Distribution Plan, the Fund pays SSB a service fee calculated with respect to Class A shares at an annual rate of 0.10% of the Fund's average daily net assets.

All officers and one Director of the Fund are employees of SSB.

4. CAPITAL LOSS CARRYFORWARD

At March 31, 2000, the Fund had, for Federal income tax purposes, approximately $501,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on March 31 of the year indicated:

                                   2001        2002       2003        2005
================================================================================
Carryforward Amounts             $323,000     $37,000    $72,000     $69,000
================================================================================


--------------------------------------------------------------------------------
38                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

5. CAPITAL SHARES

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors. Class C shares are not available for purchase. They represent previously issued B shares, which were renamed as Class C shares effective November 7, 1994. Class C shares may only be redeemed or exchanged out of the Fund.

At March 31, 2000, total paid-in capital amounted to the following for each class:

                                                       Class A       Class Y
================================================================================
Total Paid-in Capital                              $7,003,885,835   $462,329
================================================================================

Transactions in shares of each class were as follows:

                                                 Year Ended                 Year Ended
                                               March 31, 2000             March 31, 1999
===========================================================================================
Class A
  Shares sold                                  31,167,431,483              29,150,652,716
  Shares issued on reinvestment                   185,629,877                 183,074,353
  Shares reacquired                           (31,453,867,831)            (28,566,310,554)
-----------------------------------------------------------------------------------------
  Net Increase (Decrease)                        (100,806,471)                767,416,515
===========================================================================================
Class C*
  Shares sold                                              --                          --
  Shares issued on reinvestment                            --                          11
  Shares reacquired                                        --                      (4,733)
-----------------------------------------------------------------------------------------
  Net Decrease                                             --                      (4,722)
===========================================================================================
Class Y
  Shares sold                                      21,431,753                 120,903,944
  Shares issued on reinvestment                       178,431                     307,791
  Shares reacquired                               (45,140,415)                (97,709,608)
-----------------------------------------------------------------------------------------
  Net Increase (Decrease)                         (23,530,231)                 23,502,127
===========================================================================================

*On May 5, 1998, Class C shares were fully redeemed


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                39

--------------------------------------------------------------------------------
 Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended March 31:

Class A Shares                            2000           1999           1998           1997           1996
===============================================================================================================
Net Asset Value,
  Beginning of Year                       $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------
  Net investment income(1)                0.028          0.028          0.031          0.029          0.033
  Dividends from net
  investment income                      (0.028)        (0.028)        (0.031)        (0.029)        (0.033)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------
Total Return                               2.89%          2.84%          3.15%          2.94%          3.34%
---------------------------------------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)                 $7,003         $7,104         $6,336         $5,562         $5,395
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(1)(2)                           0.63%          0.62%          0.61%          0.67%          0.63%
  Net investment income                    2.84           2.79           3.10           2.90           3.28
===============================================================================================================

Class Y Shares                            2000           1999           1998           1997           1996(3)
===============================================================================================================
Net Asset Value,
  Beginning of Year                       $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------
  Net investment income                   0.030          0.029          0.032          0.030          0.004
  Dividends from net
  investment income                      (0.030)        (0.029)        (0.032)        (0.030)        (0.004)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year              $1.00          $1.00          $1.00          $1.00          $1.00
---------------------------------------------------------------------------------------------------------------
Total Return                               3.03%          2.95%          3.25%          3.04%          0.39%++
---------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Year (thousands)                         $463          $24.0           $0.5           $5.0          $18.0
---------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(2)                              0.50%          0.49%          0.52%          0.57%          0.55%+
  Net investment income                    2.87           2.90           3.23           3.00           2.81+
===============================================================================================================

(1) The manager has waived a part of its fees for the years ended March 31, 1996 and March 31, 1995. If such fees were not waived, the per share effect on net investment income and expense ratios would have been as follows:

                                Per Share Decreases       Expense Ratios
                             to Net Investment Income   Without Fee Waivers
                             ------------------------   -------------------
                                  1996      1995          1996      1995
                                 -------   -------       -------   ------
         Class A                 $0.0001   $0.0002       0.64%      0.63%

(2) As a result of voluntary expense limitations, the expense ratio will not exceed 0.70% for any share class.

(3)   For the period from February 12, 1996 (inception date) to March 31, 1996.

++ Total return is not annualized, as it may not be representative of the total return for the year.

+     Annualized.


--------------------------------------------------------------------------------
40                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of the Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reason able assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2000, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                  /s/ KPMG LLP

New York, New York
May 11, 2000


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                41

--------------------------------------------------------------------------------
 Additional Shareholder Information (unaudited)
--------------------------------------------------------------------------------

On May 19, 1999, a special meeting of shareholders of the Fund was held for the purpose of electing Directors to the Fund.

The results were as follows:

                             Shares           Percentage        Shares              Percentage
                              Voted            of Shares         Voted              of Shares
Name of Directors              For               Voted          Against               Voted
=================================================================================================
Lee Abraham             3,534,478,438.060        97.460%     92,125,623.220           2.540%
Allan J. Bloostein      3,536,361,080.140        97.512      90,242,981.140           2.488
Jane F. Dasher          3,539,532,614.990        97.599      87,071,446.290           2.401
Donald R. Foley         3,533,760,378.740        97.440      92,843,682.540           2.560
Richard E. Hanson, Jr.  3,537,249,955.460        97.536      89,354,105.820           2.464
Paul Hardin             3,538,917,332.990        97.582      87,686,728.290           2.418
Heath B. McLendon       3,539,997,603.800        97.612      86,606,457.480           2.388
Roderick C. Rasmussen   3,534,887,198.050        97.471      91,716,863.230           2.529
John P. Toolan          3,539,290,738.840        97.592      87,313,322.440           2.408
=================================================================================================


--------------------------------------------------------------------------------
42                                            2000 Annual Report to Shareholders

--------------------------------------------------------------------------------
 Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2000:

      o 100% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.


--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.                                43

                                                     SalomonSmithBarney
                                                     ---------------------------
                                                     A member of citigroup[LOGO]

Directors

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

Officers

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Joseph P. Deane
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

Investment Manager
SSB CitiFund Management LLC

Distributor
CFBDS, Inc.

Custodian
PFPC Trust Company

Transfer Agent
City Fiduciary Trust Company
388 Greenwich Street, 22nd Floor
New York, NY 10013

Sub-Transfer Agent
PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after June 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

Smith Barney Municipal Money Market Fund, Inc.
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com/mutualfunds

FD2396 5/00